Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-10.25%
Activision Blizzard, Inc.	47,250	$2,768,850
Alphabet, Inc., Class A(b)	18,292	51,911,781
Alphabet, Inc., Class C(b)	17,507	49,878,143
AMC Entertainment Holdings, Inc., Class A(b)(c)	31,187	1,058,487
AT&T, Inc.	433,791	9,903,449
Cable One, Inc.	330	584,780
Charter Communications, Inc., Class A(b)	7,818	5,052,617
Comcast Corp., Class A	278,276	13,908,234
Discovery, Inc., Class A(b)(c)	10,124	235,585
Discovery, Inc., Class C(b)	19,064	432,943
DISH Network Corp., Class A(b)	15,051	470,344
Electronic Arts, Inc.	17,290	2,147,764
Fox Corp., Class A	19,648	701,630
Fox Corp., Class B	9,185	308,616
IAC/InterActiveCorp.(b)	4,762	636,441
Interpublic Group of Cos., Inc. (The)	23,945	794,735
Liberty Broadband Corp., Class A(b)	1,529	231,766
Liberty Broadband Corp., Class C(b)	8,818	1,365,467
Liberty Global PLC, Class A (United Kingdom)(b)	9,655	254,892
Liberty Global PLC, Class C (United Kingdom)(b)	21,127	562,823
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	11,730	714,592
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	5,027	245,318
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,286	503,294
Live Nation Entertainment, Inc.(b)	10,003	1,066,820
Lumen Technologies, Inc.	56,918	702,368
Match Group, Inc.(b)	15,977	2,076,850
Meta Platforms, Inc., Class A(b)	144,829	46,991,217
Netflix, Inc.(b)	26,890	17,260,691
News Corp., Class A	23,845	515,529
Omnicom Group, Inc.(c)	13,026	876,780
Pinterest, Inc., Class A(b)	33,730	1,351,224
Roku, Inc.(b)	7,072	1,609,658
Sirius XM Holdings, Inc.(c)	61,648	376,053
Snap, Inc., Class A(b)	64,441	3,068,036
Take-Two Interactive Software, Inc.(b)	7,079	1,174,265
T-Mobile US, Inc.(b)	37,859	4,119,438
Twitter, Inc.(b)	48,536	2,132,672
Verizon Communications, Inc.	251,533	12,644,564
ViacomCBS, Inc., Class B	36,742	1,137,165
Walt Disney Co. (The)(b)	110,400	15,996,960
ZoomInfo Technologies, Inc., Class A(b)	13,656	842,575
		258,615,416
Consumer Discretionary-13.15%
Advance Auto Parts, Inc.	3,828	844,916
Airbnb, Inc., Class A(b)	14,313	2,469,565
Amazon.com, Inc.(b)	27,692	97,117,783
Aptiv PLC(b)	16,435	2,635,352
Aramark	13,897	464,160
AutoZone, Inc.(b)	1,311	2,382,179
Bath & Body Works, Inc.	16,015	1,203,207
Best Buy Co., Inc.	13,667	1,460,456
Booking Holdings, Inc.(b)	2,495	5,244,116
BorgWarner, Inc.	14,568	630,503
Burlington Stores, Inc.(b)	4,054	1,188,349
Caesars Entertainment, Inc.(b)	12,967	1,167,938
	Shares	Value
Consumer Discretionary-(continued)
CarMax, Inc.(b)	9,920	$1,401,200
Carnival Corp.(b)(c)	50,350	887,167
Carvana Co.(b)(c)	4,621	1,295,821
Chewy, Inc., Class A(b)(c)	5,383	367,444
Chipotle Mexican Grill, Inc.(b)	1,707	2,805,301
D.R. Horton, Inc.	20,674	2,019,850
Darden Restaurants, Inc.	7,918	1,092,288
Dollar General Corp.	14,176	3,137,149
Dollar Tree, Inc.(b)	13,695	1,832,802
Domino’s Pizza, Inc.	2,246	1,177,218
DoorDash, Inc., Class A(b)(c)	6,520	1,165,580
DraftKings, Inc., Class A(b)(c)	19,429	671,272
eBay, Inc.	39,494	2,664,265
Etsy, Inc.(b)	7,708	2,116,463
Expedia Group, Inc.(b)	8,827	1,421,941
Ford Motor Co.	238,398	4,574,858
Garmin Ltd.	9,348	1,248,332
General Motors Co.(b)	79,383	4,593,894
Genuine Parts Co.	8,701	1,111,466
Hasbro, Inc.	7,966	771,985
Hilton Worldwide Holdings, Inc.(b)	16,932	2,287,005
Home Depot, Inc. (The)	64,118	25,686,312
Las Vegas Sands Corp.(b)	20,887	743,995
Lear Corp.	3,630	609,078
Lennar Corp., Class A	16,724	1,756,856
LKQ Corp.	16,996	950,076
Lowe’s Cos., Inc.	42,071	10,290,146
Lucid Group, Inc.(b)	24,585	1,302,513
lululemon athletica, inc.(b)(c)	7,195	3,269,480
Marriott International, Inc., Class A(b)	16,817	2,481,517
McDonald’s Corp.	45,372	11,097,991
MercadoLibre, Inc. (Argentina)(b)	2,718	3,230,098
MGM Resorts International	23,421	927,003
Mohawk Industries, Inc.(b)	3,565	598,457
Newell Brands, Inc.	23,261	499,414
NIKE, Inc., Class B	77,650	13,141,486
NVR, Inc.(b)	207	1,081,645
O’Reilly Automotive, Inc.(b)	4,189	2,673,252
Peloton Interactive, Inc., Class A(b)	17,051	750,244
Pool Corp.	2,436	1,349,836
PulteGroup, Inc.	15,767	788,823
Rivian Automotive, Inc., Class A(b)	10,487	1,255,923
Ross Stores, Inc.	21,730	2,370,526
Royal Caribbean Cruises Ltd.(b)(c)	13,843	966,518
Starbucks Corp.	71,636	7,854,171
Target Corp.	29,651	7,230,100
Tesla, Inc.(b)	51,126	58,527,000
TJX Cos., Inc. (The)	73,060	5,070,364
Tractor Supply Co.	6,958	1,567,846
Ulta Beauty, Inc.(b)	3,142	1,206,371
Vail Resorts, Inc.	2,424	804,065
VF Corp.	20,192	1,448,372
Wayfair, Inc., Class A(b)(c)	4,473	1,108,588
Whirlpool Corp.	3,810	829,589
Wynn Resorts Ltd.(b)	6,325	512,388
Yum! Brands, Inc.	17,962	2,206,452
		331,638,320
Consumer Staples-5.36%
Altria Group, Inc.	112,037	4,777,258
Archer-Daniels-Midland Co.	33,984	2,114,145
Brown-Forman Corp., Class B	18,815	1,323,823
Bunge Ltd.	8,622	746,407
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Campbell Soup Co.	11,832	$477,185
Church & Dwight Co., Inc.	14,952	1,336,410
Clorox Co. (The)	7,451	1,213,395
Coca-Cola Co. (The)	249,339	13,077,831
Colgate-Palmolive Co.	48,685	3,652,349
Conagra Brands, Inc.	29,171	891,174
Constellation Brands, Inc., Class A	10,222	2,303,323
Costco Wholesale Corp.	26,859	14,487,207
Estee Lauder Cos., Inc. (The), Class A	14,159	4,701,779
General Mills, Inc.	36,838	2,275,483
Hershey Co. (The)	8,835	1,568,124
Hormel Foods Corp.	17,998	745,117
JM Smucker Co. (The)	6,583	832,552
Kellogg Co.	15,546	951,104
Keurig Dr Pepper, Inc.	43,059	1,463,575
Kimberly-Clark Corp.	20,429	2,662,103
Kraft Heinz Co. (The)	40,880	1,373,977
Kroger Co. (The)	43,219	1,794,885
McCormick & Co., Inc.	15,177	1,302,490
Molson Coors Beverage Co., Class B	11,511	511,549
Mondelez International, Inc., Class A	84,925	5,005,480
Monster Beverage Corp.(b)	24,115	2,020,355
PepsiCo, Inc.	83,975	13,417,525
Philip Morris International, Inc.	94,689	8,137,573
Procter & Gamble Co. (The)	147,536	21,330,755
Sysco Corp.	31,081	2,176,913
Tyson Foods, Inc., Class A	17,890	1,412,594
Walgreens Boots Alliance, Inc.	44,670	2,001,216
Walmart, Inc.	93,635	13,167,890
		135,253,546
Energy-2.55%
Baker Hughes Co., Class A	50,335	1,174,819
Cheniere Energy, Inc.	14,638	1,534,209
Chevron Corp.	117,495	13,261,661
ConocoPhillips	81,356	5,705,496
Coterra Energy, Inc.	47,090	945,567
Devon Energy Corp.	39,157	1,646,943
Diamondback Energy, Inc.	10,450	1,115,329
EOG Resources, Inc.	35,504	3,088,848
Exxon Mobil Corp.	257,211	15,391,506
Halliburton Co.	54,241	1,171,063
Hess Corp.	16,972	1,264,754
Kinder Morgan, Inc.	124,177	1,919,777
Marathon Petroleum Corp.	38,774	2,359,398
Occidental Petroleum Corp.	56,729	1,682,015
ONEOK, Inc.	27,060	1,619,270
Phillips 66	26,608	1,840,475
Pioneer Natural Resources Co.	14,081	2,510,924
Schlumberger N.V.	84,962	2,436,710
Valero Energy Corp.	24,781	1,658,840
Williams Cos., Inc. (The)	73,815	1,977,504
		64,305,108
Financials-10.62%
Aflac, Inc.	38,713	2,095,922
AGNC Investment Corp.	32,134	491,329
Alleghany Corp.(b)	843	545,320
Allstate Corp. (The)	17,964	1,953,046
Ally Financial, Inc.	21,905	1,003,906
American Express Co.	41,026	6,248,260
American Financial Group, Inc.	4,388	586,281
American International Group, Inc.	51,958	2,732,991
	Shares	Value
Financials-(continued)
Ameriprise Financial, Inc.	6,911	$2,001,426
Annaly Capital Management, Inc.(c)	87,747	710,751
Aon PLC, Class A	13,715	4,056,485
Apollo Global Management, Inc.	10,649	753,736
Arch Capital Group Ltd.(b)	24,061	971,583
Arthur J. Gallagher & Co.	12,589	2,050,748
Assurant, Inc.	3,573	543,453
Athene Holding Ltd., Class A(b)	8,164	668,795
Bank of America Corp.	460,123	20,461,670
Bank of New York Mellon Corp. (The)	49,820	2,729,638
Berkshire Hathaway, Inc., Class B(b)	80,523	22,279,909
BlackRock, Inc.	9,247	8,364,929
Blackstone, Inc., Class A	41,649	5,891,251
Brown & Brown, Inc.	14,543	936,715
Capital One Financial Corp.	27,104	3,808,925
Carlyle Group, Inc. (The)	9,632	526,774
Cboe Global Markets, Inc.	6,505	838,755
Charles Schwab Corp. (The)	87,956	6,806,915
Chubb Ltd.	26,656	4,783,952
Cincinnati Financial Corp.	9,244	1,052,892
Citigroup, Inc.	123,138	7,843,891
Citizens Financial Group, Inc.	25,976	1,227,885
CME Group, Inc., Class A	21,819	4,811,526
Coinbase Global, Inc., Class A(b)	2,293	722,295
Discover Financial Services	18,194	1,962,223
Equitable Holdings, Inc.	22,546	709,297
Erie Indemnity Co., Class A(c)	1,543	286,705
Everest Re Group Ltd.	2,404	616,337
FactSet Research Systems, Inc.	2,289	1,072,557
Fidelity National Financial, Inc.	16,504	807,211
Fifth Third Bancorp	41,965	1,768,825
First Republic Bank	10,739	2,251,539
Franklin Resources, Inc.	18,233	590,749
Globe Life, Inc.	5,871	508,076
Goldman Sachs Group, Inc. (The)	20,480	7,802,675
Hartford Financial Services Group, Inc. (The)	21,093	1,394,247
Huntington Bancshares, Inc.	89,827	1,333,033
Intercontinental Exchange, Inc.	34,215	4,472,585
Invesco Ltd.(d)	21,219	473,820
JPMorgan Chase & Co.	181,546	28,834,951
KeyCorp	58,104	1,303,854
KKR & Co., Inc., Class A	31,880	2,373,466
Lincoln National Corp.	10,846	719,415
Loews Corp.	13,286	710,269
M&T Bank Corp.	7,818	1,146,197
Markel Corp.(b)	834	996,480
MarketAxess Holdings, Inc.	2,296	809,776
Marsh & McLennan Cos., Inc.	30,780	5,048,536
MetLife, Inc.	44,252	2,595,822
Moody’s Corp.	10,181	3,977,106
Morgan Stanley	83,139	7,883,240
MSCI, Inc.	5,009	3,152,915
Nasdaq, Inc.	7,111	1,445,168
Northern Trust Corp.	12,028	1,391,640
PNC Financial Services Group, Inc. (The)	25,821	5,086,737
Principal Financial Group, Inc.	16,340	1,120,597
Progressive Corp. (The)	35,547	3,303,738
Prudential Financial, Inc.	23,451	2,398,099
Raymond James Financial, Inc.	11,249	1,105,664
Regions Financial Corp.	57,993	1,319,341
Robinhood Markets, Inc.(b)	11,016	285,755
S&P Global, Inc.	14,642	6,672,799

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
SEI Investments Co.	7,276	$433,868
Signature Bank	3,684	1,113,673
SoFi Technologies, Inc.(b)	31,383	539,788
State Street Corp.	22,132	1,969,084
SVB Financial Group(b)	3,564	2,467,464
Synchrony Financial	34,612	1,550,271
T. Rowe Price Group, Inc.	13,788	2,756,911
Tradeweb Markets, Inc., Class A	6,398	614,208
Travelers Cos., Inc. (The)	15,158	2,227,468
Truist Financial Corp.	81,098	4,809,922
U.S. Bancorp	85,573	4,735,610
Upstart Holdings, Inc.(b)	1,181	241,975
W.R. Berkley Corp.	8,655	663,319
Wells Fargo & Co.	249,485	11,920,393
Willis Towers Watson PLC	7,840	1,770,586
		268,047,938
Health Care-12.61%
10X Genomics, Inc., Class A(b)(c)	4,679	714,998
Abbott Laboratories	107,709	13,546,561
AbbVie, Inc.	107,365	12,377,037
ABIOMED, Inc.(b)	2,757	867,848
Agilent Technologies, Inc.	18,409	2,777,918
Align Technology, Inc.(b)	4,550	2,782,461
Alnylam Pharmaceuticals, Inc.(b)	7,221	1,327,220
AmerisourceBergen Corp.	9,468	1,095,921
Amgen, Inc.	34,500	6,861,360
Anthem, Inc.	14,813	6,017,485
Avantor, Inc.(b)	32,020	1,264,150
Baxter International, Inc.	30,372	2,264,840
Becton, Dickinson and Co.	17,448	4,137,619
Biogen, Inc.(b)	9,055	2,134,626
BioMarin Pharmaceutical, Inc.(b)	11,102	957,992
Bio-Rad Laboratories, Inc., Class A(b)	1,351	1,017,573
Bio-Techne Corp.	2,374	1,120,599
Boston Scientific Corp.(b)	86,506	3,293,283
Bristol-Myers Squibb Co.	135,005	7,240,318
Cardinal Health, Inc.	17,677	817,208
Catalent, Inc.(b)	10,349	1,331,502
Centene Corp.(b)	35,455	2,531,842
Cerner Corp.	17,958	1,265,141
Charles River Laboratories International, Inc.(b)	3,062	1,120,294
Cigna Corp.	20,663	3,965,230
Cooper Cos., Inc. (The)	2,980	1,121,881
CVS Health Corp.	80,171	7,140,029
Danaher Corp.	39,037	12,555,861
DaVita, Inc.(b)	4,139	391,135
DENTSPLY SIRONA, Inc.	13,278	647,170
DexCom, Inc.(b)	5,878	3,306,904
Edwards Lifesciences Corp.(b)	37,870	4,063,830
Elanco Animal Health, Inc.(b)	25,963	746,177
Eli Lilly and Co.	49,401	12,253,424
Exact Sciences Corp.(b)	10,456	892,629
Gilead Sciences, Inc.	76,179	5,251,018
HCA Healthcare, Inc.	15,560	3,510,180
Henry Schein, Inc.(b)	8,487	603,086
Hologic, Inc.(b)	15,401	1,150,917
Horizon Therapeutics PLC(b)	13,018	1,350,748
Humana, Inc.	7,807	3,276,676
IDEXX Laboratories, Inc.(b)	5,169	3,143,114
Illumina, Inc.(b)	8,913	3,256,186
Incyte Corp.(b)	11,324	766,861
	Shares	Value
Health Care-(continued)
Insulet Corp.(b)	4,184	$1,206,833
Intuitive Surgical, Inc.(b)	21,688	7,034,286
IQVIA Holdings, Inc.(b)	11,641	3,016,532
Jazz Pharmaceuticals PLC(b)	3,715	445,317
Johnson & Johnson	159,937	24,938,976
Laboratory Corp. of America Holdings(b)	5,870	1,674,887
Masimo Corp.(b)	3,153	876,912
McKesson Corp.	9,417	2,041,229
Medtronic PLC	81,744	8,722,085
Merck & Co., Inc.	153,794	11,520,708
Mettler-Toledo International, Inc.(b)	1,405	2,127,353
Moderna, Inc.(b)	20,845	7,346,403
Molina Healthcare, Inc.(b)	3,558	1,014,670
Neurocrine Biosciences, Inc.(b)	5,750	478,687
Novavax, Inc.(b)(c)	4,315	900,238
Novocure Ltd.(b)(c)	5,667	530,658
Oak Street Health, Inc.(b)(c)	5,849	181,027
PerkinElmer, Inc.	6,791	1,237,049
Pfizer, Inc.	340,635	18,302,318
PPD, Inc.(b)	7,352	346,279
Quest Diagnostics, Inc.	7,438	1,105,882
Regeneron Pharmaceuticals, Inc.(b)	6,386	4,064,881
ResMed, Inc.	8,843	2,253,639
Royalty Pharma PLC, Class A	20,754	825,387
Seagen, Inc.(b)	8,290	1,326,400
STERIS PLC	6,061	1,324,510
Stryker Corp.	20,619	4,879,074
Teladoc Health, Inc.(b)(c)	8,708	881,685
Teleflex, Inc.	2,843	845,565
Thermo Fisher Scientific, Inc.	23,902	15,125,903
UnitedHealth Group, Inc.	57,287	25,448,031
Universal Health Services, Inc., Class B	4,610	547,345
Veeva Systems, Inc., Class A(b)	8,393	2,371,694
Vertex Pharmaceuticals, Inc.(b)	15,762	2,946,548
Viatris, Inc.	73,464	904,342
Waters Corp.(b)	3,728	1,223,045
West Pharmaceutical Services, Inc.	4,495	1,989,757
Zimmer Biomet Holdings, Inc.	12,688	1,517,485
Zoetis, Inc.	28,795	6,393,642
		318,176,114
Industrials-7.73%
3M Co.	35,155	5,977,756
A.O. Smith Corp.	8,109	641,016
Allegion PLC	5,449	673,714
AMERCO	590	415,690
AMETEK, Inc.	14,047	1,917,416
Boeing Co. (The)(b)	33,831	6,693,463
Booz Allen Hamilton Holding Corp.	8,233	691,078
C.H. Robinson Worldwide, Inc.	8,002	760,910
Carrier Global Corp.	50,081	2,710,384
Caterpillar, Inc.	33,283	6,435,268
Cintas Corp.	5,631	2,377,352
Clarivate PLC(b)(c)	21,493	501,647
Copart, Inc.(b)	12,936	1,877,790
CoStar Group, Inc.(b)	24,049	1,870,050
CSX Corp.	136,972	4,747,450
Cummins, Inc.	8,725	1,830,069
Deere & Co.	17,896	6,183,784
Delta Air Lines, Inc.(b)	9,597	347,411
Dover Corp.	8,762	1,435,654
Eaton Corp. PLC	24,238	3,928,010
Emerson Electric Co.	36,319	3,190,261

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Equifax, Inc.	7,402	$2,062,567
Expeditors International of Washington, Inc.	10,322	1,255,362
Fastenal Co.	34,983	2,069,944
FedEx Corp.	15,344	3,534,797
Fortive Corp.	20,685	1,528,001
Fortune Brands Home & Security, Inc.	8,377	842,140
Generac Holdings, Inc.(b)	3,835	1,615,455
General Dynamics Corp.	14,436	2,727,971
General Electric Co.	66,689	6,334,788
HEICO Corp.	2,636	365,139
HEICO Corp., Class A	4,462	554,180
Honeywell International, Inc.	41,945	8,482,957
Howmet Aerospace, Inc.	23,453	659,733
Huntington Ingalls Industries, Inc.	2,430	431,349
IDEX Corp.	4,603	1,033,788
IHS Markit Ltd.	23,009	2,941,010
Illinois Tool Works, Inc.	19,140	4,443,351
Ingersoll Rand, Inc.	24,596	1,434,931
J.B. Hunt Transport Services, Inc.	5,113	977,401
Jacobs Engineering Group, Inc.	7,936	1,131,356
Johnson Controls International PLC	43,274	3,235,164
Kansas City Southern	5,527	1,607,528
Knight-Swift Transportation Holdings, Inc.	9,526	545,364
L3Harris Technologies, Inc.	12,208	2,552,449
Leidos Holdings, Inc.	8,171	718,313
Lennox International, Inc.	2,032	627,929
Lockheed Martin Corp.	15,142	5,047,131
Lyft, Inc., Class A(b)	15,868	644,399
Masco Corp.	15,047	991,597
Nordson Corp.	3,178	807,816
Norfolk Southern Corp.	15,005	3,980,376
Northrop Grumman Corp.	9,237	3,221,866
Old Dominion Freight Line, Inc.	5,995	2,129,244
Otis Worldwide Corp.	24,633	1,980,493
Owens Corning	6,266	531,607
PACCAR, Inc.	21,093	1,759,578
Parker-Hannifin Corp.	7,844	2,369,359
Pentair PLC	10,100	744,269
Plug Power, Inc.(b)(c)	31,406	1,251,529
Raytheon Technologies Corp.	91,611	7,413,162
Republic Services, Inc.	13,536	1,790,271
Robert Half International, Inc.	6,818	757,957
Rockwell Automation, Inc.	7,049	2,369,874
Rollins, Inc.	13,379	445,253
Roper Technologies, Inc.	6,405	2,972,881
Sensata Technologies Holding PLC(b)	9,494	528,816
Snap-on, Inc.	3,279	675,179
Southwest Airlines Co.(b)	8,969	398,224
Stanley Black & Decker, Inc.	9,901	1,730,299
Sunrun, Inc.(b)	10,620	488,945
Textron, Inc.	13,662	967,270
Trane Technologies PLC	14,436	2,694,479
TransDigm Group, Inc.(b)	3,181	1,838,777
TransUnion	11,587	1,288,359
Uber Technologies, Inc.(b)	74,414	2,827,732
Union Pacific Corp.	39,620	9,336,057
United Parcel Service, Inc., Class B	44,247	8,777,277
United Rentals, Inc.(b)	4,403	1,491,472
Verisk Analytics, Inc.	9,309	2,093,315
W.W. Grainger, Inc.	2,689	1,294,511
Wabtec Corp.	10,933	970,522
Waste Connections, Inc.	15,859	2,110,199
	Shares	Value
Industrials-(continued)
Waste Management, Inc.	25,584	$4,110,581
Xylem, Inc.	10,959	1,327,245
		195,077,061
Information Technology-30.22%
Accenture PLC, Class A	38,530	13,770,622
Adobe, Inc.(b)	28,946	19,389,478
Advanced Micro Devices, Inc.(b)	73,696	11,671,236
Affirm Holdings, Inc.(b)	5,303	671,784
Akamai Technologies, Inc.(b)	9,917	1,117,646
Amphenol Corp., Class A	36,343	2,928,519
Analog Devices, Inc.	32,654	5,885,883
ANSYS, Inc.(b)	5,293	2,072,104
Apple, Inc.	1,004,295	166,009,963
Applied Materials, Inc.	54,862	8,075,138
Arista Networks, Inc.(b)	14,011	1,738,205
Arrow Electronics, Inc.(b)	4,376	532,340
Asana, Inc., Class A(b)	4,046	420,582
Autodesk, Inc.(b)	13,364	3,396,995
Automatic Data Processing, Inc.	25,707	5,935,489
Avalara, Inc.(b)	5,244	732,482
Bentley Systems, Inc., Class B(c)	10,588	508,118
Bill.com Holdings, Inc.(b)	4,537	1,274,216
Black Knight, Inc.(b)	9,431	674,034
Broadcom, Inc.	24,925	13,800,474
Broadridge Financial Solutions, Inc.	7,022	1,183,699
Cadence Design Systems, Inc.(b)	16,819	2,984,700
CDW Corp.	8,373	1,585,511
Ceridian HCM Holding, Inc.(b)	8,194	896,424
Cisco Systems, Inc.	256,034	14,040,905
Citrix Systems, Inc.	7,548	607,086
Cloudflare, Inc., Class A(b)	14,405	2,711,597
Cognex Corp.	10,736	829,356
Cognizant Technology Solutions Corp., Class A	31,933	2,490,135
Corning, Inc.	49,308	1,828,834
Coupa Software, Inc.(b)	4,467	878,480
Crowdstrike Holdings, Inc., Class A(b)	11,500	2,497,110
Datadog, Inc., Class A(b)	11,652	2,077,435
Dell Technologies, Inc., Class C(b)	16,900	954,343
DocuSign, Inc.(b)	11,837	2,916,163
Dropbox, Inc., Class A(b)	19,157	471,454
Dynatrace, Inc.(b)	11,150	700,777
Enphase Energy, Inc.(b)	7,790	1,947,500
Entegris, Inc.	8,238	1,203,407
EPAM Systems, Inc.(b)	3,441	2,094,021
F5, Inc.(b)	3,672	835,674
Fair Isaac Corp.(b)	1,725	609,149
Fidelity National Information Services, Inc.	37,528	3,921,676
Fiserv, Inc.(b)	36,209	3,494,893
FleetCor Technologies, Inc.(b)	4,763	986,560
Fortinet, Inc.(b)	8,435	2,801,348
Gartner, Inc.(b)	5,082	1,586,854
Global Payments, Inc.	17,847	2,124,507
GoDaddy, Inc., Class A(b)	10,298	722,611
Guidewire Software, Inc.(b)	4,810	559,595
Hewlett Packard Enterprise Co.	79,307	1,138,055
HP, Inc.	72,984	2,574,876
HubSpot, Inc.(b)	2,713	2,189,147
Intel Corp.	246,483	12,126,964
International Business Machines Corp.	54,443	6,375,275
Intuit, Inc.	16,603	10,830,137
IPG Photonics Corp.(b)	2,275	373,532

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Jack Henry & Associates, Inc.	4,503	$682,790
Juniper Networks, Inc.	19,797	616,281
Keysight Technologies, Inc.(b)	11,179	2,174,092
KLA Corp.	9,280	3,787,446
Lam Research Corp.	8,625	5,863,706
Marvell Technology, Inc.	49,922	3,552,949
Mastercard, Inc., Class A	53,522	16,855,148
Microchip Technology, Inc.	33,235	2,772,796
Micron Technology, Inc.	68,395	5,745,180
Microsoft Corp.	433,742	143,390,768
MongoDB, Inc.(b)	3,530	1,758,293
Monolithic Power Systems, Inc.	2,650	1,466,669
Motorola Solutions, Inc.	10,289	2,604,969
NetApp, Inc.	13,610	1,209,657
NortonLifeLock, Inc.	35,272	876,509
Nuance Communications, Inc.(b)	18,153	1,007,310
NVIDIA Corp.	151,888	49,630,923
NXP Semiconductors N.V. (China)	16,110	3,598,330
Okta, Inc.(b)	7,579	1,631,228
ON Semiconductor Corp.(b)	26,157	1,606,824
Oracle Corp.	101,777	9,235,245
Palantir Technologies, Inc., Class A(b)(c)	96,364	1,989,917
Palo Alto Networks, Inc.(b)	5,921	3,238,432
Paychex, Inc.	19,677	2,345,498
Paycom Software, Inc.(b)	3,094	1,353,563
PayPal Holdings, Inc.(b)	67,820	12,539,240
PTC, Inc.(b)	6,734	737,912
Qorvo, Inc.(b)	6,752	987,345
QUALCOMM, Inc.	68,533	12,374,318
RingCentral, Inc., Class A(b)	4,699	1,014,890
salesforce.com, inc.(b)	59,479	16,949,136
Seagate Technology Holdings PLC	12,474	1,280,706
ServiceNow, Inc.(b)	12,036	7,795,717
Skyworks Solutions, Inc.	10,033	1,521,605
Snowflake, Inc., Class A(b)	12,797	4,352,900
SolarEdge Technologies, Inc.(b)	3,176	1,040,966
Splunk, Inc.(b)	9,959	1,205,039
Square, Inc., Class A(b)	24,144	5,029,920
SS&C Technologies Holdings, Inc.	13,900	1,060,987
Synopsys, Inc.(b)	9,265	3,159,365
TE Connectivity Ltd.	19,927	3,067,363
Teledyne Technologies, Inc.(b)	2,818	1,170,287
Teradyne, Inc.	10,046	1,535,732
Texas Instruments, Inc.	56,090	10,790,033
Trade Desk, Inc. (The), Class A(b)	26,375	2,727,702
Trimble, Inc.(b)	15,324	1,315,872
Twilio, Inc., Class A(b)	10,142	2,902,133
Tyler Technologies, Inc.(b)	2,481	1,287,589
Unity Software, Inc.(b)	3,444	593,711
VeriSign, Inc.(b)	6,133	1,471,368
Visa, Inc., Class A(c)	102,533	19,867,819
VMware, Inc., Class A	12,704	1,483,065
Western Digital Corp.(b)	18,794	1,087,045
Western Union Co. (The)	24,807	392,447
Workday, Inc., Class A(b)	11,604	3,182,165
Xilinx, Inc.	15,014	3,429,948
Zebra Technologies Corp., Class A(b)	3,254	1,915,890
Zendesk, Inc.(b)	7,292	744,586
Zoom Video Communications, Inc., Class A(b)	13,164	2,783,001
Zscaler, Inc.(b)	4,994	1,732,768
		762,280,191
	Shares	Value
Materials-2.43%
Air Products and Chemicals, Inc.	13,430	$3,860,319
Albemarle Corp.	7,105	1,893,411
Amcor PLC	93,461	1,057,979
Avery Dennison Corp.	5,036	1,032,733
Ball Corp.	19,887	1,858,440
Celanese Corp.	6,751	1,021,831
CF Industries Holdings, Inc.	13,095	793,426
Corteva, Inc.	44,605	2,007,225
Crown Holdings, Inc.	7,998	846,188
Dow, Inc.	45,309	2,488,823
DuPont de Nemours, Inc.	31,778	2,350,301
Eastman Chemical Co.	8,249	860,288
Ecolab, Inc.	15,623	3,460,026
FMC Corp.	7,819	783,386
Freeport-McMoRan, Inc.	89,294	3,311,021
International Flavors & Fragrances, Inc.	15,132	2,151,316
International Paper Co.	22,557	1,026,795
Linde PLC (United Kingdom)	31,377	9,982,279
LyondellBasell Industries N.V., Class A	16,259	1,416,647
Martin Marietta Materials, Inc.	3,798	1,532,531
Mosaic Co. (The)	22,504	770,087
Newmont Corp.	48,551	2,666,421
Nucor Corp.	17,879	1,899,823
Packaging Corp. of America	5,771	753,635
PPG Industries, Inc.	14,421	2,223,286
RPM International, Inc.	7,884	717,759
Sealed Air Corp.	9,128	567,031
Sherwin-Williams Co. (The)	15,198	5,034,185
Steel Dynamics, Inc.	12,401	741,580
Vulcan Materials Co.	8,081	1,548,643
WestRock Co.	16,056	696,670
		61,354,085
Real Estate-2.72%
Alexandria Real Estate Equities, Inc.	8,794	1,759,416
American Tower Corp.	27,652	7,258,097
AvalonBay Communities, Inc.	8,482	2,026,095
Boston Properties, Inc.	8,986	969,050
Camden Property Trust	6,110	1,009,433
CBRE Group, Inc., Class A(b)	20,389	1,948,577
Crown Castle International Corp.	26,258	4,769,766
Digital Realty Trust, Inc.	17,192	2,883,786
Duke Realty Corp.	22,986	1,340,773
Equinix, Inc.	5,453	4,428,927
Equity LifeStyle Properties, Inc.	10,597	861,536
Equity Residential	21,613	1,843,805
Essex Property Trust, Inc.	3,962	1,344,861
Extra Space Storage, Inc.	8,150	1,630,000
Healthpeak Properties, Inc.	32,875	1,080,273
Host Hotels & Resorts, Inc.(b)	43,052	675,916
Invitation Homes, Inc.	35,024	1,416,371
Iron Mountain, Inc.(c)	17,514	795,836
Medical Properties Trust, Inc.	36,192	770,528
Mid-America Apartment Communities, Inc.	7,049	1,453,856
Prologis, Inc.	44,916	6,771,087
Public Storage	9,585	3,137,937
Realty Income Corp.	33,479	2,273,894
Regency Centers Corp.	9,289	644,099
SBA Communications Corp., Class A	6,652	2,286,958
Simon Property Group, Inc.	19,958	3,050,381
Sun Communities, Inc.(c)	7,042	1,327,980
UDR, Inc.	18,007	1,021,537
Ventas, Inc.	23,906	1,121,670

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
VICI Properties, Inc.(c)	37,307	$1,014,750
Vornado Realty Trust	9,893	397,105
W.P. Carey, Inc.	11,236	857,869
Welltower, Inc.	25,673	2,044,084
Weyerhaeuser Co.	45,661	1,717,310
Zillow Group, Inc., Class A(b)(c)	3,727	201,668
Zillow Group, Inc., Class C(b)	10,170	551,926
		68,687,157
Utilities-2.31%
AES Corp. (The)	40,485	946,539
Alliant Energy Corp.	15,235	834,726
Ameren Corp.	15,623	1,274,681
American Electric Power Co., Inc.	30,393	2,463,353
American Water Works Co., Inc.	11,027	1,858,821
Atmos Energy Corp.	7,984	721,115
CenterPoint Energy, Inc.	36,021	933,304
CMS Energy Corp.	17,636	1,037,879
Consolidated Edison, Inc.	21,470	1,666,931
Dominion Energy, Inc.	49,120	3,497,344
DTE Energy Co.	11,771	1,275,270
Duke Energy Corp.	46,741	4,534,344
Edison International	23,117	1,509,078
Entergy Corp.	12,209	1,225,051
Essential Utilities, Inc.	14,216	671,990
Evergy, Inc.	13,931	881,832
Eversource Energy	20,878	1,717,633
Exelon Corp.	59,442	3,134,377
FirstEnergy Corp.	33,073	1,245,529
NextEra Energy, Inc.	119,188	10,343,135
NiSource, Inc.	23,870	585,054
NRG Energy, Inc.	14,871	535,653
PG&E Corp.(b)(c)	90,643	1,076,839
PPL Corp.	46,757	1,301,247
Public Service Enterprise Group, Inc.	30,783	1,923,630
Sempra Energy	19,335	2,317,686
	Shares	Value
Utilities-(continued)
Southern Co. (The)	64,329	$3,930,502
UGI Corp.	12,704	524,040
Vistra Corp.	26,395	524,733
WEC Energy Group, Inc.	19,164	1,665,926
Xcel Energy, Inc.	32,776	2,088,814
		58,247,056
Total Common Stocks & Other Equity Interests (Cost $2,237,496,228)		2,521,681,992
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $138,619)	138,619	138,619
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,237,634,847)		2,521,820,611
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.83%
Invesco Private Government Fund, 0.02%(d)(e)(f)	13,970,017	13,970,017
Invesco Private Prime Fund, 0.11%(d)(e)(f)	32,173,308	32,182,960
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,154,218)		46,152,977
TOTAL INVESTMENTS IN SECURITIES-101.79% (Cost $2,283,789,065)		2,567,973,588
OTHER ASSETS LESS LIABILITIES-(1.79)%		(45,125,375)
NET ASSETS-100.00%		$2,522,848,213

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$462,824	$73,904	$(499)	$(62,740)	$331	$473,820	$3,600
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	8,635,798	(8,497,179)	-	-	138,619	47
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,815,320	$32,573,749	$(22,419,052)	$-	$-	$13,970,017	$344*
Invesco Private Prime Fund	9,010,612	75,362,779	(52,188,250)	(1,241)	(940)	32,182,960	4,218*
Total	$13,288,756	$116,646,230	$(83,104,980)	$(63,981)	$(609)	$46,765,416	$8,209

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Communication Services-2.39%
Advantage Solutions, Inc.(b)(c)	501	$3,622
Altice USA, Inc., Class A(b)	1,708	27,055
AMC Networks, Inc., Class A(b)(c)	218	8,417
Angi, Inc., Class A(b)(c)	550	5,286
Anterix, Inc.(b)	93	5,595
ATN International, Inc.	87	3,324
Bandwidth, Inc., Class A(b)(c)	173	12,397
Boston Omaha Corp., Class A(b)	135	3,868
Bumble, Inc., Class A(b)(c)	558	19,117
Cardlytics, Inc.(b)(c)	260	17,571
Cargurus, Inc.(b)	633	23,737
Cars.com, Inc.(b)	543	9,057
Cinemark Holdings, Inc.(b)(c)	800	12,416
Clear Channel Outdoor Holdings, Inc.(b)	2,594	7,964
Cogent Communications Holdings, Inc.	338	25,326
Consolidated Communications Holdings, Inc.(b)	583	4,384
CuriosityStream, Inc.(b)(c)	228	1,653
E.W. Scripps Co. (The), Class A	416	7,708
EchoStar Corp., Class A(b)	308	8,430
Entercom Communications Corp.(b)(c)	973	2,403
Eventbrite, Inc., Class A(b)	565	8,532
EverQuote, Inc., Class A(b)	143	1,885
Frontier Communications Parent, Inc.(b)	1,442	48,177
fuboTV, Inc.(b)(c)	390	7,652
Gannett Co., Inc.(b)	1,066	5,447
Globalstar, Inc.(b)	5,643	7,844
Gogo, Inc.(b)(c)	388	4,974
Gray Television, Inc.	628	12,949
Hemisphere Media Group, Inc.(b)	129	980
IDT Corp., Class B(b)	171	9,282
iHeartMedia, Inc., Class A(b)	937	18,375
IMAX Corp.(b)	397	6,547
Iridium Communications, Inc.(b)	934	35,912
John Wiley & Sons, Inc., Class A	350	18,193
Liberty Latin America Ltd., Class A (Chile)(b)	362	4,112
Liberty Latin America Ltd., Class C (Chile)(b)	1,222	13,735
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	65	1,812
Liberty Media Corp.-Liberty Braves, Class C(b)	306	8,418
Lions Gate Entertainment Corp., Class A(b)(c)	458	6,710
Lions Gate Entertainment Corp., Class B(b)	947	12,927
Loyalty Ventures, Inc.(b)	155	4,449
Madison Square Garden Entertainment Corp.(b)(c)	192	12,695
Madison Square Garden Sports Corp., Class A(b)	116	19,983
Magnite, Inc.(b)(c)	981	17,295
Marcus Corp. (The)(b)(c)	172	3,005
MediaAlpha, Inc., Class A(b)	123	1,897
Meredith Corp.(b)	320	18,880
New York Times Co. (The), Class A	1,315	62,462
Nexstar Media Group, Inc., Class A	329	49,185
PubMatic, Inc., Class A(b)	70	2,756
QuinStreet, Inc.(b)	405	6,201
Radius Global Infrastructure, Inc., Class A(b)	476	7,854
Scholastic Corp.	206	7,754
Shenandoah Telecommunications Co.	373	9,470
Sinclair Broadcast Group, Inc., Class A	387	9,029
Skillz, Inc., (Acquired 05/27/2021 - 11/30/2021; Cost $12,866)(b)(c)(d)	789	7,330
Stagwell, Inc.(b)	502	3,875
TechTarget, Inc.(b)	199	19,229
TEGNA, Inc.	1,653	32,647
Telephone & Data Systems, Inc.	761	13,454
	Shares	Value
Communication Services-(continued)
Thryv Holdings, Inc.(b)	160	$6,254
TripAdvisor, Inc.(b)	784	20,274
TrueCar, Inc.(b)	678	2,231
United States Cellular Corp.(b)	106	3,086
Vimeo, Inc.(b)	1,160	22,400
WideOpenWest, Inc.(b)	411	7,645
World Wrestling Entertainment, Inc., Class A(c)	355	17,523
Yelp, Inc.(b)	579	19,848
Ziff Davis, Inc.(b)	360	40,993
ZipRecruiter, Inc., Class A(b)	163	4,507
Zynga, Inc., Class A(b)	7,303	44,037
		942,041
Consumer Discretionary-14.52%
1-800-Flowers.com, Inc., Class A(b)(c)	218	6,492
2U, Inc.(b)(c)	587	13,965
Aaron’s Co., Inc. (The)	257	5,705
Abercrombie & Fitch Co., Class A(b)	484	17,424
Academy Sports & Outdoors, Inc.(b)	665	29,672
Accel Entertainment, Inc.(b)	443	5,639
Acushnet Holdings Corp.	291	15,825
Adient PLC(b)	741	31,455
Adtalem Global Education, Inc.(b)	371	11,008
American Axle & Manufacturing Holdings, Inc.(b)	897	7,947
American Eagle Outfitters, Inc.	1,254	32,466
American Public Education, Inc.(b)	147	2,777
America’s Car-Mart, Inc.(b)	52	5,103
AMMO, Inc.(b)	668	4,142
Arko Corp.(b)(c)	392	3,697
Asbury Automotive Group, Inc.(b)	169	27,655
Autoliv, Inc. (Sweden)	654	63,039
AutoNation, Inc.(b)	366	45,329
Bally’s Corp.(b)	257	9,853
BARK, Inc.(b)	464	2,487
Beachbody Co., Inc. (The)(b)	788	2,049
Bed Bath & Beyond, Inc.(b)(c)	781	14,316
Big Lots, Inc.(c)	259	11,235
BJ’s Restaurants, Inc.(b)	183	5,464
Bloomin’ Brands, Inc.(b)	632	11,167
Boot Barn Holdings, Inc.(b)	232	28,383
Boyd Gaming Corp.(b)	662	38,800
Bright Horizons Family Solutions, Inc.(b)	477	58,647
Brinker International, Inc.(b)	362	12,525
Brunswick Corp.	610	57,285
Buckle, Inc. (The)(c)	235	11,054
Caleres, Inc.	301	7,107
Callaway Golf Co.(b)(c)	951	25,639
Camping World Holdings, Inc., Class A(c)	323	14,167
Canoo, Inc.(b)(c)	841	10,067
Capri Holdings Ltd.(b)	1,196	70,827
CarLotz, Inc.(b)(c)	537	1,590
CarParts.com, Inc.(b)(c)	308	3,810
Carriage Services, Inc.	133	6,881
Carter’s, Inc.	346	34,956
Cavco Industries, Inc.(b)	65	19,337
Century Communities, Inc.	239	16,986
Cheesecake Factory, Inc. (The)(b)(c)	390	14,945
Chegg, Inc.(b)	1,138	31,693
Children’s Place, Inc. (The)(b)	110	9,518
Choice Hotels International, Inc.	285	40,912
Churchill Downs, Inc.	273	61,212
Chuy’s Holdings, Inc.(b)	157	4,500
Citi Trends, Inc.(b)(c)	69	5,851
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Clarus Corp.	173	$4,565
Columbia Sportswear Co.	285	27,796
Container Store Group, Inc. (The)(b)	258	3,001
ContextLogic, Inc., Class A(b)	2,195	8,187
Coursera, Inc.(b)	379	11,366
Cracker Barrel Old Country Store, Inc.	177	21,598
Cricut, Inc.(b)	96	2,397
Crocs, Inc.(b)	491	80,534
Dana, Inc.	1,143	24,574
Dave & Buster’s Entertainment, Inc.(b)	303	9,841
Deckers Outdoor Corp.(b)	218	88,377
Denny’s Corp.(b)	505	6,994
Designer Brands, Inc., Class A(b)(c)	487	6,662
Dick’s Sporting Goods, Inc.	511	60,073
Dillard’s, Inc., Class A	47	12,873
Dine Brands Global, Inc.(b)(c)	128	9,193
Dorman Products, Inc.(b)	225	24,970
Dream Finders Homes, Inc., Class A(b)	140	2,348
Duluth Holdings, Inc., Class B(b)	164	2,275
Duolingo, Inc.(b)	50	5,510
El Pollo Loco Holdings, Inc.(b)	159	2,007
Electric Last Mile Solutions, Inc.(b)	439	3,481
Ethan Allen Interiors, Inc.	169	3,803
European Wax Center, Inc.(b)	99	2,670
Everi Holdings, Inc.(b)	709	14,705
F45 Training Holdings, Inc.(b)	143	1,522
FARADAY FUTURE INTELLIGENT E(b)	819	5,037
Fisker, Inc.(b)(c)	1,160	24,812
Five Below, Inc.(b)	441	89,717
Floor & Decor Holdings, Inc., Class A(b)	828	106,737
Foot Locker, Inc.	733	33,454
Fox Factory Holding Corp.(b)	331	58,180
Franchise Group, Inc.(c)	190	9,072
frontdoor, inc.(b)	675	23,328
Funko, Inc., Class A(b)	170	2,778
GameStop Corp., Class A(b)(c)	514	100,852
GAN Ltd. (United Kingdom)(b)	264	2,553
Gap, Inc. (The)	1,776	29,357
Genesco, Inc.(b)	112	7,078
Gentex Corp.	1,880	64,728
Gentherm, Inc.(b)	261	22,041
G-III Apparel Group Ltd.(b)	343	10,167
Golden Entertainment, Inc.(b)	148	6,795
Golden Nugget Online Gaming, Inc.(b)	311	3,878
Goodyear Tire & Rubber Co. (The)(b)	2,213	44,503
GoPro, Inc., Class A(b)(c)	945	9,450
Graham Holdings Co., Class B	32	18,129
Grand Canyon Education, Inc.(b)	356	25,799
Green Brick Partners, Inc.(b)	260	6,487
Group 1 Automotive, Inc.	135	26,291
Groupon, Inc.(b)(c)	197	4,070
GrowGeneration Corp.(b)(c)	375	6,113
Guess?, Inc.	307	6,923
H&R Block, Inc.	1,401	33,176
Hanesbrands, Inc.	2,747	44,364
Harley-Davidson, Inc.	1,211	44,359
Haverty Furniture Cos., Inc., (Acquired 09/19/2017 - 11/30/2021; Cost $3,932)(d)	127	3,799
Hayward Holdings, Inc.(b)	364	8,911
Helen of Troy Ltd.(b)	190	45,695
Hibbett, Inc.	126	9,822
Hilton Grand Vacations, Inc.(b)	706	33,535
	Shares	Value
Consumer Discretionary-(continued)
Holley, Inc.(b)	325	$3,968
Houghton Mifflin Harcourt Co.(b)	1,005	15,638
Hovnanian Enterprises, Inc., Class A(b)	39	3,725
Hyatt Hotels Corp., Class A(b)	386	30,405
Installed Building Products, Inc.	187	24,140
iRobot Corp.(b)(c)	221	16,776
Jack in the Box, Inc.	171	14,125
Johnson Outdoors, Inc., Class A	46	4,786
KB Home	653	26,113
Kohl’s Corp.	1,229	62,962
Kontoor Brands, Inc.	386	20,813
Krispy Kreme, Inc.	592	8,614
Lands’ End, Inc.(b)(c)	104	2,393
Latham Group, Inc.(b)	237	6,107
Laureate Education, Inc., Class A	858	8,580
La-Z-Boy, Inc.	349	11,653
LCI Industries	199	30,302
Leggett & Platt, Inc.	1,049	42,369
Leslie’s, Inc.(b)(c)	968	20,289
Levi Strauss & Co., Class A	684	17,490
LGI Homes, Inc.(b)	174	24,997
Lindblad Expeditions Holdings, Inc.(b)(c)	237	3,320
Liquidity Services, Inc.(b)	223	5,055
Lithia Motors, Inc., Class A	238	69,337
Lordstown Motors Corp., Class A(b)(c)	905	4,235
Lovesac Co. (The)(b)(c)	101	6,391
Lumber Liquidators Holdings, Inc.(b)	229	3,513
Luminar Technologies, Inc.(b)(c)	1,364	22,233
M.D.C. Holdings, Inc.	445	21,289
M/I Homes, Inc.(b)	231	12,911
Macy’s, Inc.	2,454	69,939
Malibu Boats, Inc., Class A(b)	164	11,393
MarineMax, Inc.(b)	171	9,109
Marriott Vacations Worldwide Corp.	319	48,695
Mattel, Inc.(b)	2,746	58,243
Membership Collective Group, Inc. (United Kingdom)(b)	246	3,055
Meritage Homes Corp.(b)	296	33,407
Mister Car Wash, Inc.(b)	466	7,484
Modine Manufacturing Co.(b)	407	4,217
Monarch Casino & Resort, Inc.(b)	110	7,411
Monro, Inc.	264	14,789
Movado Group, Inc.	123	5,519
Murphy USA, Inc.	193	33,453
National Vision Holdings, Inc.(b)	644	30,938
Nordstrom, Inc.(b)(c)	875	18,524
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,280	63,993
ODP Corp. (The)(b)	420	15,859
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	462	28,593
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	519	4,894
Overstock.com, Inc.(b)	338	30,170
Oxford Industries, Inc.	133	12,707
Papa John’s International, Inc.	273	33,284
Party City Holdco, Inc.(b)	837	4,604
Patrick Industries, Inc.	177	14,119
Penn National Gaming, Inc.(b)	1,333	68,290
Penske Automotive Group, Inc.	253	25,204
Perdoceo Education Corp.(b)	551	5,427
Petco Health & Wellness Co., Inc.(b)(c)	713	13,668
PetMed Express, Inc.(c)	160	4,378
Planet Fitness, Inc., Class A(b)	655	53,507
Playa Hotels & Resorts N.V.(b)	905	6,444

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
PLBY Group, Inc.(b)(c)	144	$5,522
Polaris, Inc.	453	50,641
Porch Group, Inc.(b)(c)	647	13,613
Poshmark, Inc., Class A(b)(c)	222	4,214
PowerSchool Holdings, Inc.(b)	374	7,499
Purple Innovation, Inc.(b)	470	4,850
PVH Corp.	559	59,690
Quotient Technology, Inc.(b)	629	4,409
Qurate Retail, Inc., Class A	3,140	25,120
Ralph Lauren Corp.	383	44,443
RealReal, Inc. (The)(b)(c)	612	9,529
Red Rock Resorts, Inc., Class A	498	23,675
Rent-A-Center, Inc.	471	20,804
Revolve Group, Inc.(b)	299	22,775
RH(b)	132	76,980
Rover Group, Inc.(b)	618	6,378
Rush Street Interactive, Inc.(b)	419	7,475
Ruth’s Hospitality Group, Inc.(b)	260	4,420
Sally Beauty Holdings, Inc.(b)(c)	889	17,416
Scientific Games Corp.(b)	720	46,022
SeaWorld Entertainment, Inc.(b)	405	23,891
Service Corp. International	1,319	87,265
Shake Shack, Inc., Class A(b)(c)	293	21,386
Shoe Carnival, Inc.	145	5,670
Shutterstock, Inc.	187	21,320
Signet Jewelers Ltd.	414	40,216
Six Flags Entertainment Corp.(b)	574	20,991
Skechers U.S.A., Inc., Class A(b)	1,061	47,660
Skyline Champion Corp.(b)	402	31,456
Sleep Number Corp.(b)(c)	186	14,839
Smith & Wesson Brands, Inc.	378	8,600
Snap One Holdings Corp.(b)	119	2,611
Sonic Automotive, Inc., Class A(c)	175	7,859
Sonos, Inc.(b)	990	31,333
Sportsman’s Warehouse Holdings, Inc.(b)	345	5,875
Standard Motor Products, Inc.	157	7,856
Steven Madden Ltd.	645	30,605
Stitch Fix, Inc., Class A(b)	537	13,371
Stoneridge, Inc.(b)	214	4,672
Strategic Education, Inc.	184	9,844
Stride, Inc.(b)	327	11,161
Sturm Ruger & Co., Inc.	138	9,893
Tapestry, Inc.	2,200	88,264
Taylor Morrison Home Corp., Class A(b)	986	30,625
Tempur Sealy International, Inc.	1,469	62,932
Tenneco, Inc., Class A(b)	613	6,437
Terminix Global Holdings, Inc.(b)	981	36,611
Texas Roadhouse, Inc.	522	43,295
Thor Industries, Inc.(c)	436	46,090
ThredUp, Inc.(b)	170	3,182
Toll Brothers, Inc.	922	58,519
TopBuild Corp.(b)	259	69,876
Traeger, Inc.(b)	231	2,982
Travel + Leisure Co.	679	33,420
TravelCenters of America, Inc.(b)	98	5,118
Tri Pointe Homes, Inc.(b)	895	22,348
Tupperware Brands Corp.(b)	393	6,147
Under Armour, Inc., Class A(b)	1,484	35,008
Under Armour, Inc., Class C(b)	1,640	32,915
Universal Electronics, Inc.(b)	106	3,837
Urban Outfitters, Inc.(b)	542	17,165
Veoneer, Inc. (Sweden)(b)	837	29,797
	Shares	Value
Consumer Discretionary-(continued)
Victoria’s Secret & Co.(b)	721	$39,136
Vinco Ventures, Inc.(b)	758	2,304
Vista Outdoor, Inc.(b)	451	19,695
Visteon Corp.(b)	220	23,302
Vivint Smart Home, Inc.(b)	493	5,196
Volta, Inc.(b)	896	8,951
Vroom, Inc.(b)(c)	538	7,441
Vuzix Corp.(b)(c)	475	5,116
Weber, Inc.(b)	145	1,952
Wendy’s Co. (The)	1,490	30,664
Williams-Sonoma, Inc.	591	115,150
Wingstop, Inc.	234	37,580
Winmark Corp.	23	5,798
Winnebago Industries, Inc.	251	18,127
Wolverine World Wide, Inc.	647	20,141
Workhorse Group, Inc.(b)(c)	878	5,128
WW International, Inc.(b)(c)	412	6,930
Wyndham Hotels & Resorts, Inc.	736	58,497
XL Fleet Corp.(b)(c)	548	2,488
Xometry, Inc., Class A(b)	66	3,281
XPEL, Inc.(b)(e)	130	9,346
YETI Holdings, Inc.(b)	654	60,273
Zumiez, Inc.(b)	172	7,871
		5,714,545
Consumer Staples-3.41%
Andersons, Inc. (The)	249	8,461
AppHarvest, Inc.(b)(c)	434	2,174
B&G Foods, Inc.(c)	510	15,366
Beauty Health Co. (The)(b)	682	17,705
BellRing Brands, Inc., Class A(b)	311	6,693
Beyond Meat, Inc.(b)(c)	448	31,476
BJ’s Wholesale Club Holdings, Inc.(b)	1,074	71,045
Boston Beer Co., Inc. (The), Class A(b)	72	32,484
Calavo Growers, Inc.	132	5,351
Cal-Maine Foods, Inc.	295	10,638
Casey’s General Stores, Inc.	292	56,733
Celsius Holdings, Inc.(b)(c)	264	18,060
Central Garden & Pet Co.(b)(c)	76	3,662
Central Garden & Pet Co., Class A(b)	319	13,829
Chefs’ Warehouse, Inc. (The)(b)(c)	269	8,358
Coca-Cola Consolidated, Inc.	39	22,252
Coty, Inc., Class A(b)	2,411	23,459
Darling Ingredients, Inc.(b)	1,275	86,088
Duckhorn Portfolio, Inc. (The)(b)	226	4,341
Edgewell Personal Care Co.	406	17,239
elf Beauty, Inc.(b)	367	11,054
Energizer Holdings, Inc.	484	18,000
Flowers Foods, Inc.	1,583	40,873
Fresh Del Monte Produce, Inc.	280	6,933
Freshpet, Inc.(b)(c)	341	36,835
Grocery Outlet Holding Corp.(b)(c)	679	19,664
Hain Celestial Group, Inc. (The)(b)	731	28,823
Herbalife Nutrition Ltd.(b)	773	28,879
Honest Co., Inc. (The)(b)	213	1,819
Hostess Brands, Inc.(b)	1,024	17,398
Ingles Markets, Inc., Class A	112	8,599
Ingredion, Inc.	527	49,079
Inter Parfums, Inc.	137	12,033
J&J Snack Foods Corp.	120	16,390
John B. Sanfilippo & Son, Inc.	70	5,768
Lamb Weston Holdings, Inc.	1,149	59,656
Lancaster Colony Corp.	152	22,222

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Medifast, Inc.	88	$18,105
MGP Ingredients, Inc.	104	8,110
Mission Produce, Inc.(b)	111	1,966
National Beverage Corp.	184	9,557
Nu Skin Enterprises, Inc., Class A	394	17,289
Performance Food Group Co.(b)	1,211	48,816
Pilgrim’s Pride Corp.(b)	383	10,755
Post Holdings, Inc.(b)(c)	476	45,982
PriceSmart, Inc.	194	13,914
Reynolds Consumer Products, Inc.	495	14,444
Rite Aid Corp.(b)(c)	433	5,335
Sanderson Farms, Inc.	158	29,669
Seaboard Corp.	2	7,780
Simply Good Foods Co. (The)(b)	678	25,066
SpartanNash Co.	283	6,772
Spectrum Brands Holdings, Inc.	318	31,832
Sprouts Farmers Market, Inc.(b)(c)	899	23,788
Tattooed Chef, Inc.(b)(c)	322	5,181
Tootsie Roll Industries, Inc.(c)	125	3,931
TreeHouse Foods, Inc.(b)(c)	439	16,111
Turning Point Brands, Inc.(c)	112	4,256
United Natural Foods, Inc.(b)	443	22,026
Universal Corp.	193	8,988
US Foods Holding Corp.(b)	1,663	52,251
USANA Health Sciences, Inc.(b)	94	9,374
Utz Brands, Inc.(c)	482	6,801
Vector Group Ltd.	1,030	16,006
Veru, Inc.(b)(c)	503	3,772
Vital Farms, Inc.(b)(c)	126	2,131
WD-40 Co.(c)	108	24,230
Weis Markets, Inc.	138	8,687
		1,342,364
Energy-3.88%
Alto Ingredients, Inc.(b)(c)	544	2,834
Antero Midstream Corp.	2,442	23,712
Antero Resources Corp.(b)	2,223	39,036
APA Corp.	2,975	76,666
Arch Resources, Inc.	120	9,299
Archrock, Inc.	1,030	7,612
Aspen Aerogels, Inc.(b)	208	11,889
Berry Corp.	443	3,606
Brigham Minerals, Inc., Class A	356	7,391
Bristow Group, Inc.(b)	56	1,663
Cactus, Inc., Class A	457	16,680
California Resources Corp.	322	12,581
Callon Petroleum Co.(b)	364	18,506
Centennial Resource Development, Inc., Class A(b)	1,429	8,903
Centrus Energy Corp.(b)	83	4,606
ChampionX Corp.(b)	1,588	32,411
Chesapeake Energy Corp.(c)	601	35,784
Civitas Resources, Inc.	397	20,291
Clean Energy Fuels Corp.(b)(c)	1,316	9,436
CNX Resources Corp.(b)	1,715	23,393
Comstock Resources, Inc.(b)(c)	641	5,186
CONSOL Energy, Inc.(b)	258	5,663
Contango Oil & Gas Co.(b)	871	3,031
Core Laboratories N.V.	365	8,355
CVR Energy, Inc.(c)	237	3,700
Delek US Holdings, Inc.(b)	524	8,216
Denbury, Inc.(b)	394	31,370
DMC Global, Inc.(b)	147	5,365
Dorian LPG Ltd.	253	3,114
	Shares	Value
Energy-(continued)
Dril-Quip, Inc.(b)	279	$5,332
DT Midstream, Inc.(b)	762	34,953
EnLink Midstream LLC	2,115	13,769
EQT Corp.(b)	2,528	49,119
Equitrans Midstream Corp.	3,233	31,101
Expro Group Holdings N.V.(b)	210	2,942
Gevo, Inc.(b)(c)	1,552	8,924
Green Plains, Inc.(b)	422	16,310
Gulfport Energy Corp.(b)	97	7,080
Helix Energy Solutions Group, Inc.(b)(c)	1,127	3,426
Helmerich & Payne, Inc.	849	19,060
Hess Midstream L.P., Class A	265	6,561
HollyFrontier Corp.	1,215	39,269
International Seaways, Inc.(c)	299	4,365
Kosmos Energy Ltd. (Ghana)(b)(c)	3,214	11,763
Laredo Petroleum, Inc.(b)	107	6,302
Liberty Oilfield Services, Inc., Class A(b)	772	7,102
Magnolia Oil & Gas Corp., Class A(c)	1,104	20,943
Marathon Oil Corp.	6,204	96,100
Matador Resources Co.	920	36,128
Murphy Oil Corp.	1,215	32,295
Nabors Industries Ltd.(b)(c)	58	4,725
NexTier Oilfield Solutions, Inc.(b)	1,273	4,583
Noble Corp.(b)	355	8,293
Northern Oil and Gas, Inc.(c)	476	9,701
NOV, Inc.(b)	3,074	36,642
Oasis Petroleum, Inc.	157	18,824
Oceaneering International, Inc.(b)	785	8,392
Ovintiv, Inc.	2,054	71,397
Par Pacific Holdings, Inc.(b)	355	4,807
Patterson-UTI Energy, Inc.	1,487	10,498
PBF Energy, Inc., Class A(b)	757	9,485
PDC Energy, Inc.	776	39,134
Peabody Energy Corp.(b)	675	6,723
Plains GP Holdings L.P., Class A	1,451	14,510
ProPetro Holding Corp.(b)	609	5,006
Range Resources Corp.(b)	1,942	37,985
Renewable Energy Group, Inc.(b)(c)	395	18,873
REX American Resources Corp.(b)	42	3,822
RPC, Inc.(b)(c)	509	2,051
Select Energy Services, Inc., Class A(b)	505	2,894
SM Energy Co.	906	26,274
Southwestern Energy Co.(b)(c)	5,327	23,865
Talos Energy, Inc.(b)	225	2,243
Targa Resources Corp.	1,619	83,589
TechnipFMC PLC (United Kingdom)(b)	3,369	19,102
Tellurian, Inc.(b)(c)	2,963	9,659
Texas Pacific Land Corp.	49	59,230
Transocean Ltd.(b)	4,867	14,698
Uranium Energy Corp.(b)	1,835	7,193
US Silica Holdings, Inc.(b)	588	5,704
Valaris Ltd.(b)	207	6,429
Viper Energy Partners L.P.	455	9,810
Weatherford International PLC(b)	552	15,870
Whiting Petroleum Corp.(b)	308	19,925
World Fuel Services Corp.	500	12,495
		1,527,574
Financials-15.54%
1st Source Corp.	138	6,382
Affiliated Managers Group, Inc.	324	55,122
Allegiance Bancshares, Inc.	151	6,105
Amalgamated Financial Corp.	110	1,861

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
A-Mark Precious Metals, Inc.	67	$4,640
Ambac Financial Group, Inc.(b)	364	5,438
Amerant Bancorp, Inc.(b)	171	4,814
American Equity Investment Life Holding Co.	655	22,028
American National Group, Inc.	63	11,923
Ameris Bancorp	549	26,720
AMERISAFE, Inc.	152	8,070
Apollo Commercial Real Estate Finance, Inc.	1,101	14,897
Arbor Realty Trust, Inc.	1,063	18,656
Ares Commercial Real Estate Corp.	351	5,167
Ares Management Corp., Class A	965	78,319
Argo Group International Holdings Ltd.	274	14,873
ARMOUR Residential REIT, Inc.	654	6,403
Arrow Financial Corp.	126	4,347
Artisan Partners Asset Management, Inc., Class A	510	22,812
AssetMark Financial Holdings, Inc.(b)	145	3,677
Associated Banc-Corp.	1,204	26,368
Assured Guaranty Ltd.	574	28,109
Atlantic Union Bankshares Corp.	605	19,669
Atlanticus Holdings Corp.(b)	59	3,506
AXIS Capital Holdings Ltd.	600	29,808
Axos Financial, Inc.(b)	420	23,776
B. Riley Financial, Inc.	119	9,214
Banc of California, Inc.	435	8,522
BancFirst Corp.	142	9,035
Bancorp, Inc. (The)(b)	404	11,421
Bank First Corp.	54	3,792
Bank of Hawaii Corp.	319	25,450
Bank of Marin Bancorp	123	4,261
Bank OZK	961	42,966
BankUnited, Inc.	730	28,937
Banner Corp.	272	15,580
Bar Harbor Bankshares	118	3,371
Berkshire Hills Bancorp, Inc.	385	10,283
BGC Partners, Inc., Class A	2,406	10,755
Blackstone Mortgage Trust, Inc., Class A	1,099	32,970
Blucora, Inc.(b)	383	6,201
Blue Owl Capital, Inc.	1,265	19,152
BOK Financial Corp.	245	25,286
Brighthouse Financial, Inc.(b)	654	31,791
Brightsphere Investment Group, Inc.	469	14,084
BrightSpire Capital, Inc.	664	6,208
Broadmark Realty Capital, Inc.	992	8,928
Brookline Bancorp, Inc.	615	9,489
BRP Group, Inc., Class A(b)	434	16,075
Bryn Mawr Bank Corp.	156	6,958
Byline Bancorp, Inc.	193	5,012
Cadence Bank	1,515	44,268
Camden National Corp.	118	5,407
Cannae Holdings, Inc.(b)	630	18,629
Capital City Bank Group, Inc.	106	2,810
Capitol Federal Financial, Inc.	1,038	11,792
Cathay General Bancorp	584	24,475
CBTX, Inc.(c)	135	3,753
Central Pacific Financial Corp.	222	5,943
Chimera Investment Corp.	1,857	29,526
CIT Group, Inc.	780	38,267
City Holding Co.	121	9,494
CNO Financial Group, Inc.	1,006	22,796
Cohen & Steers, Inc.	190	17,056
Columbia Banking System, Inc.(c)	617	20,275
Columbia Financial, Inc.(b)	378	6,895
	Shares	Value
Financials-(continued)
Comerica, Inc.	1,054	$86,987
Commerce Bancshares, Inc.	827	57,725
Community Bank System, Inc.	424	29,960
Community Trust Bancorp, Inc.	126	5,292
ConnectOne Bancorp, Inc.	282	9,165
Cowen, Inc., Class A	205	7,253
Credit Acceptance Corp.(b)(c)	68	42,493
CrossFirst Bankshares, Inc.(b)	361	5,050
Cullen/Frost Bankers, Inc.	476	59,924
Curo Group Holdings Corp.	147	2,439
Customers Bancorp, Inc.(b)	242	13,949
CVB Financial Corp.	1,016	19,416
Diamond Hill Investment Group, Inc.	24	4,610
Dime Community Bancshares, Inc.	258	8,849
Donegal Group, Inc., Class A	111	1,510
Donnelley Financial Solutions, Inc.(b)	238	11,119
Dynex Capital, Inc.	272	4,548
Eagle Bancorp, Inc.	251	14,144
East West Bancorp, Inc.	1,116	85,932
Eastern Bankshares, Inc.	1,323	26,632
eHealth, Inc.(b)	196	4,328
Ellington Financial, Inc.	424	7,026
Employers Holdings, Inc.	223	8,610
Encore Capital Group, Inc.(b)(c)	238	13,885
Enova International, Inc.(b)	290	11,055
Enstar Group Ltd.(b)	86	19,187
Enterprise Financial Services Corp.	289	13,401
Essent Group Ltd.	880	36,590
Evercore, Inc., Class A	312	43,274
F.N.B. Corp.	2,514	29,313
FB Financial Corp.	261	11,197
Federal Agricultural Mortgage Corp., Class C	73	8,886
Federated Hermes, Inc., Class B	729	24,575
First American Financial Corp.	865	64,166
First Bancorp	1,641	21,809
First Bancorp/Southern Pines NC	279	12,399
First Bancshares, Inc. (The)	165	6,412
First Busey Corp.	421	10,820
First Citizens BancShares, Inc., Class A	45	36,179
First Commonwealth Financial Corp.	755	11,348
First Community Bankshares, Inc.	122	3,989
First Financial Bancorp	753	17,319
First Financial Bankshares, Inc.	1,064	53,115
First Financial Corp.	87	3,781
First Foundation, Inc.	300	7,626
First Hawaiian, Inc.	1,020	26,775
First Horizon Corp.	4,322	69,714
First Interstate BancSystem, Inc., Class A	328	13,382
First Merchants Corp.	426	16,993
First Mid Bancshares, Inc.	114	4,791
First Midwest Bancorp, Inc.	899	17,737
First of Long Island Corp. (The)	187	3,918
FirstCash, Inc.	318	20,301
Flagstar Bancorp, Inc.	416	19,361
Flushing Financial Corp.	207	4,889
Focus Financial Partners, Inc., Class A(b)	423	26,031
Franklin BSP Realty Trust, Inc.(b)	251	3,850
Freedom Holding Corp. (Kazakhstan)(b)	140	9,372
Fulton Financial Corp.	1,283	20,259
Genworth Financial, Inc., Class A(b)	3,992	15,249
German American Bancorp, Inc.	198	7,748
Glacier Bancorp, Inc.	826	44,852

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
GoHealth, Inc., Class A(b)(c)	451	$1,597
Goosehead Insurance, Inc., Class A	153	20,092
Granite Point Mortgage Trust, Inc.	431	5,314
Great Southern Bancorp, Inc.	85	4,729
Great Western Bancorp, Inc.	434	14,561
Green Dot Corp., Class A(b)	387	13,893
Hamilton Lane, Inc., Class A	271	28,664
Hancock Whitney Corp.	683	32,634
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	619	35,209
Hanover Insurance Group, Inc. (The)	281	34,212
HarborOne Bancorp, Inc.	391	5,431
HCI Group, Inc.	53	5,851
Heartland Financial USA, Inc.	316	15,010
Heritage Commerce Corp.	474	5,195
Heritage Financial Corp.	283	6,631
Hilltop Holdings, Inc.	511	17,389
Hingham Institution for Savings (The)	12	4,687
Hippo Holdings, Inc.(b)	2,202	8,059
Home BancShares, Inc.	1,227	29,362
HomeStreet, Inc.	164	8,097
Hope Bancorp, Inc.	967	13,876
Horace Mann Educators Corp.	326	12,085
Horizon Bancorp, Inc.	311	6,033
Houlihan Lokey, Inc.	399	43,307
Independence Holding Co.	40	2,260
Independent Bank Corp.	374	29,568
Independent Bank Corporation	161	3,631
Independent Bank Group, Inc.	289	20,065
Interactive Brokers Group, Inc., Class A	695	51,305
International Bancshares Corp.	424	17,812
Invesco Mortgage Capital, Inc.(f)	2,279	6,837
Investors Bancorp, Inc.	1,851	27,561
James River Group Holdings Ltd.	293	7,747
Janus Henderson Group PLC	1,221	52,173
Jefferies Financial Group, Inc.	1,652	62,082
Kearny Financial Corp.	545	6,927
Kemper Corp.	501	27,715
Kinsale Capital Group, Inc.	170	35,360
KKR Real Estate Finance Trust, Inc.	241	4,972
Ladder Capital Corp.	894	10,183
Lakeland Bancorp, Inc.	398	7,120
Lakeland Financial Corp.	199	14,053
Lemonade, Inc.(b)(c)	291	14,390
LendingClub Corp.(b)	737	24,115
LendingTree, Inc.(b)	94	10,658
Live Oak Bancshares, Inc.	253	22,542
LPL Financial Holdings, Inc.	631	99,452
Luther Burbank Corp.	122	1,682
MBIA, Inc.(b)	385	4,528
Mercantile Bank Corp.	119	3,996
Merchants Bancorp	79	3,603
Mercury General Corp.	218	11,122
Meta Financial Group, Inc.	239	14,285
MetroMile, Inc.(b)	598	1,519
Metropolitan Bank Holding Corp.(b)	75	7,120
MFA Financial, Inc.	3,122	13,393
MGIC Investment Corp.	2,670	37,647
Midland States Bancorp, Inc.	167	3,975
MidWestOne Financial Group, Inc.	119	3,665
Moelis & Co., Class A	480	29,429
Morningstar, Inc.	186	57,721
	Shares	Value
Financials-(continued)
Mr. Cooper Group, Inc.(b)	542	$21,284
National Bank Holdings Corp., Class A	242	10,314
National Western Life Group, Inc., Class A	19	3,869
Navient Corp.	1,321	26,063
NBT Bancorp, Inc.	341	12,313
Nelnet, Inc., Class A	130	11,206
New Residential Investment Corp.	3,671	39,023
New York Community Bancorp, Inc.	3,659	43,835
New York Mortgage Trust, Inc.	2,985	11,134
Nicolet Bankshares, Inc.(b)	85	6,061
NMI Holdings, Inc., Class A(b)	641	12,564
Northfield Bancorp, Inc.	360	6,066
Northwest Bancshares, Inc.	949	12,603
OceanFirst Financial Corp.	471	9,707
OFG Bancorp	407	9,809
Old National Bancorp	1,304	23,029
Old Republic International Corp.	2,285	54,749
OneMain Holdings, Inc.	623	31,019
Open Lending Corp., Class A(b)	695	16,152
Oportun Financial Corp.(b)	132	2,834
Origin Bancorp, Inc.	176	7,425
Oscar Health, Inc.(b)	339	3,051
Pacific Premier Bancorp, Inc.	670	25,962
PacWest Bancorp	922	41,250
Palomar Holdings, Inc.(b)	190	13,885
Park National Corp.	122	15,871
Peapack-Gladstone Financial Corp.	148	4,896
PennyMac Financial Services, Inc.	391	24,762
PennyMac Mortgage Investment Trust	770	13,375
Peoples Bancorp, Inc.	211	6,507
People’s United Financial, Inc.	3,367	57,374
Perella Weinberg Partners	281	3,349
Pinnacle Financial Partners, Inc.	599	57,151
Piper Sandler Cos.	142	23,536
PJT Partners, Inc., Class A	183	13,923
Popular, Inc.	635	49,416
PRA Group, Inc.(b)	361	15,328
Preferred Bank	118	8,042
Premier Financial Corp.	293	8,614
Primerica, Inc.	311	45,764
ProAssurance Corp.	425	9,775
PROG Holdings, Inc.	523	23,598
Prosperity Bancshares, Inc.	731	52,106
Provident Financial Services, Inc.	614	14,454
QCR Holdings, Inc.	124	6,689
Radian Group, Inc.	1,460	29,740
Ready Capital Corp.	448	6,881
Redwood Trust, Inc.	890	11,410
Reinsurance Group of America, Inc.	535	50,777
RenaissanceRe Holdings Ltd. (Bermuda)	371	57,175
Renasant Corp.(c)	443	16,138
Republic Bancorp, Inc., Class A	79	4,047
RLI Corp.	320	32,890
Rocket Cos., Inc., Class A(c)	1,089	16,879
Root, Inc.(b)	449	1,787
Ryan Specialty Group Holdings, Inc.(b)	562	21,508
S&T Bancorp, Inc.	310	9,272
Safety Insurance Group, Inc.	118	9,118
Sandy Spring Bancorp, Inc.	372	17,458
Seacoast Banking Corp. of Florida	436	14,724
Selective Insurance Group, Inc.	473	35,730
Selectquote, Inc.(b)(c)	451	4,059

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
ServisFirst Bancshares, Inc.	384	$30,870
Silvergate Capital Corp., Class A(b)	198	40,487
Simmons First National Corp., Class A	852	24,802
SiriusPoint Ltd. (Bermuda)(b)	702	5,405
SLM Corp.	2,166	38,511
South State Corp.	551	43,055
Southside Bancshares, Inc.	244	9,943
Starwood Property Trust, Inc.	2,268	56,609
State Auto Financial Corp.	139	7,153
StepStone Group, Inc., Class A	377	15,596
Sterling Bancorp	1,516	37,612
Stewart Information Services Corp.	212	15,099
Stifel Financial Corp.	825	58,583
Stock Yards Bancorp, Inc.	199	11,906
StoneX Group, Inc.(b)	133	7,471
Synovus Financial Corp.	1,152	52,174
Texas Capital Bancshares, Inc.(b)	398	22,415
TFS Financial Corp.	442	7,956
Tompkins Financial Corp.	116	9,067
Towne Bank	572	17,497
TPG RE Finance Trust, Inc.	394	4,807
TriCo Bancshares	234	9,865
TriState Capital Holdings, Inc.(b)	222	6,640
Triumph Bancorp, Inc.(b)	188	23,942
Trupanion, Inc.(b)(c)	269	33,173
TrustCo Bank Corp.	152	4,964
Trustmark Corp.	491	15,029
Two Harbors Investment Corp.(c)	2,470	14,524
UMB Financial Corp.	361	36,309
Umpqua Holdings Corp.	1,732	33,012
United Bankshares, Inc.	1,017	36,337
United Community Banks, Inc.	682	23,372
United Fire Group, Inc.	168	3,515
Universal Insurance Holdings, Inc.	221	3,330
Univest Financial Corp.	231	6,369
Unum Group	1,608	37,145
UWM Holdings Corp.	754	5,195
Valley National Bancorp	3,199	42,995
Veritex Holdings, Inc.	390	15,456
Victory Capital Holdings, Inc., Class A	161	5,645
Virtu Financial, Inc., Class A	693	19,529
Virtus Investment Partners, Inc.	60	17,843
Voya Financial, Inc.	893	55,491
Walker & Dunlop, Inc.	238	33,484
Washington Federal, Inc.	535	17,382
Washington Trust Bancorp, Inc.	136	7,317
Waterstone Financial, Inc.	168	3,486
Webster Financial Corp.	713	38,424
WesBanco, Inc.	515	16,763
Westamerica Bancorporation	211	11,348
Western Alliance Bancorporation	820	90,020
White Mountains Insurance Group Ltd.	24	24,070
Wintrust Financial Corp.	449	39,301
WisdomTree Investments, Inc.	856	5,256
World Acceptance Corp.(b)(c)	32	6,573
WSFS Financial Corp.	374	18,595
Zions Bancorporation N.A.	1,275	80,427
		6,115,731
Health Care-13.63%
1Life Healthcare, Inc.(b)(c)	651	10,370
23andMe Holding Co.(b)	476	3,913
2seventy bio, Inc.(b)	177	4,662
	Shares	Value
Health Care-(continued)
4D Molecular Therapeutics, Inc.(b)	190	$4,370
Acadia Healthcare Co., Inc.(b)	672	37,746
Acadia Pharmaceuticals, Inc.(b)(c)	948	18,202
Accelerate Diagnostics, Inc.(b)(c)	266	1,330
Accolade, Inc.(b)	286	7,342
Aclaris Therapeutics, Inc.(b)	361	4,621
AdaptHealth Corp.(b)(c)	618	12,131
Adaptive Biotechnologies Corp.(b)	720	18,785
Addus HomeCare Corp.(b)	125	10,903
Aerie Pharmaceuticals, Inc.(b)(c)	353	3,565
Agenus, Inc.(b)(c)	1,467	4,621
Agiliti, Inc.(b)	256	5,391
Agios Pharmaceuticals, Inc.(b)(c)	417	14,854
Akebia Therapeutics, Inc.(b)	1,305	3,537
Akero Therapeutics, Inc.(b)(c)	123	2,615
Albireo Pharma, Inc.(b)	129	3,095
Alder Biopharmaceuticals, Inc., CVR(b)(g)	48	42
Alector, Inc.(b)(c)	414	8,549
Alignment Healthcare, Inc.(b)	295	4,782
Aligos Therapeutics, Inc.(b)(c)	201	3,079
Alkermes PLC(b)	1,269	27,816
Allakos, Inc.(b)	255	19,979
Allogene Therapeutics, Inc.(b)(c)	615	11,371
Allovir, Inc.(b)	282	4,924
Allscripts Healthcare Solutions, Inc.(b)	984	16,364
Alphatec Holdings, Inc.(b)	512	5,683
ALX Oncology Holdings, Inc.(b)	63	2,026
Amedisys, Inc.(b)	257	35,890
American Well Corp., Class A(b)	414	2,691
Amicus Therapeutics, Inc.(b)	1,678	17,971
AMN Healthcare Services, Inc.(b)	372	42,412
Amneal Pharmaceuticals, Inc.(b)	763	3,189
Amphastar Pharmaceuticals, Inc.(b)	302	5,907
AnaptysBio, Inc.(b)	140	4,529
Anavex Life Sciences Corp.(b)(c)	566	10,980
AngioDynamics, Inc.(b)	303	7,802
ANI Pharmaceuticals, Inc.(b)	90	3,703
Anika Therapeutics, Inc.(b)	113	4,422
Annexon, Inc.(b)(c)	181	2,948
Antares Pharma, Inc.(b)	1,271	4,105
Apellis Pharmaceuticals, Inc.(b)	603	25,374
Apollo Medical Holdings, Inc.(b)	239	22,387
Applied Molecular Transport, Inc.(b)(c)	91	1,547
Applied Therapeutics, Inc.(b)	134	1,538
Apria, Inc.(b)(c)	139	3,910
Arcturus Therapeutics Holdings, Inc.(b)(c)	166	6,599
Arcus Biosciences, Inc.(b)(c)	309	13,534
Arcutis Biotherapeutics, Inc.(b)	198	3,281
Arena Pharmaceuticals, Inc.(b)	457	24,902
Arrowhead Pharmaceuticals, Inc.(b)	779	54,569
Arvinas, Inc.(b)	290	21,927
Aspira Women’s Health, Inc.(b)(c)	397	826
Atara Biotherapeutics, Inc.(b)(c)	567	10,144
Atea Pharmaceuticals, Inc.(b)	130	1,052
AtriCure, Inc.(b)	343	21,746
Atrion Corp.	11	7,810
Aurinia Pharmaceuticals, Inc. (Canada)(b)	859	16,184
Avanos Medical, Inc.(b)	379	11,434
Aveanna Healthcare Holdings, Inc.(b)	362	2,331
Avid Bioservices, Inc.(b)(c)	483	14,760
Avidity Biosciences, Inc.(b)	269	6,007
AxoGen, Inc.(b)	309	2,957

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Axonics, Inc.(b)	272	$14,800
Axsome Therapeutics, Inc.(b)(c)	193	6,666
Beam Therapeutics, Inc.(b)(c)	261	20,658
BioAtla, Inc.(b)(c)	153	3,863
BioCryst Pharmaceuticals, Inc.(b)(c)	1,407	16,968
BioDelivery Sciences International, Inc.(b)	659	1,832
Biohaven Pharmaceutical Holding Co. Ltd.(b)	463	51,967
BioLife Solutions, Inc.(b)	192	7,327
Bionano Genomics, Inc.(b)(c)	2,196	8,586
Bioxcel Therapeutics, Inc.(b)	154	3,531
Bluebird Bio, Inc.(b)(c)	532	5,379
Blueprint Medicines Corp.(b)	438	42,136
Bolt Biotherapeutics, Inc.(b)	102	946
Bridgebio Pharma, Inc.(b)	530	21,465
Brookdale Senior Living, Inc.(b)	1,458	8,544
Bruker Corp.	832	67,384
Butterfly Network, Inc.(b)(c)	857	6,042
C4 Therapeutics, Inc.(b)	95	3,526
Cano Health, Inc.(b)	1,372	12,814
Cara Therapeutics, Inc.(b)	315	4,152
Cardiovascular Systems, Inc.(b)	316	6,320
CareDx, Inc.(b)	414	17,860
Caribou Biosciences, Inc.(b)	189	3,514
Cassava Sciences, Inc.(b)(c)	299	15,994
Castle Biosciences, Inc.(b)	158	6,530
Catalyst Pharmaceuticals, Inc.(b)	770	5,390
Celldex Therapeutics, Inc.(b)	293	11,163
CEL-SCI Corp.(b)(c)	339	3,482
Cerevel Therapeutics Holdings, Inc.(b)	342	10,667
Certara, Inc.(b)	681	18,339
Cerus Corp.(b)(c)	1,350	9,302
Change Healthcare, Inc.(b)	1,835	37,214
Chemed Corp.	124	57,721
ChemoCentryx, Inc.(b)	385	13,968
Chimerix, Inc.(b)	577	3,629
Clover Health Investments Corp.(b)	2,340	11,606
Clovis Oncology, Inc.(b)(c)	885	2,797
Codexis, Inc.(b)	458	15,897
Coherus Biosciences, Inc.(b)	481	8,932
Collegium Pharmaceutical, Inc.(b)	252	4,430
Community Health Systems, Inc.(b)	883	10,622
Computer Programs & Systems, Inc.(b)	109	3,212
CONMED Corp.	229	30,104
Corcept Therapeutics, Inc.(b)	867	18,207
Cortexyme, Inc.(b)(c)	128	1,665
CorVel Corp.(b)	77	14,476
Covetrus, Inc.(b)	812	14,600
Crinetics Pharmaceuticals, Inc.(b)	254	6,939
CRISPR Therapeutics AG (Switzerland)(b)	480	38,352
Cross Country Healthcare, Inc.(b)	284	7,429
CryoLife, Inc.(b)(c)	309	5,312
CryoPort, Inc.(b)	290	19,268
Cue Biopharma, Inc.(b)(c)	223	2,734
Cullinan Oncology, Inc.(b)(c)	120	2,160
Curis, Inc.(b)(c)	541	2,640
Cutera, Inc.(b)	120	4,183
Cytokinetics, Inc.(b)	591	23,250
Deciphera Pharmaceuticals, Inc.(b)	320	2,762
Denali Therapeutics, Inc.(b)	622	28,774
DermTech, Inc.(b)(c)	140	2,811
Dicerna Pharmaceuticals, Inc.(b)	550	20,906
Dynavax Technologies Corp.(b)(c)	903	14,583
	Shares	Value
Health Care-(continued)
Dyne Therapeutics, Inc.(b)	182	$2,586
Eagle Pharmaceuticals, Inc.(b)	88	4,196
Editas Medicine, Inc.(b)(c)	537	17,538
Emergent BioSolutions, Inc.(b)	380	16,766
Enanta Pharmaceuticals, Inc.(b)	143	12,624
Encompass Health Corp.	783	45,116
Endo International PLC(b)	1,837	10,287
Ensign Group, Inc. (The)	412	31,448
Envista Holdings Corp.(b)	1,269	49,237
Epizyme, Inc.(b)(c)	563	1,841
Erasca, Inc.(b)	191	2,706
Essa Pharma, Inc. (Canada)(b)	190	2,538
Establishment Labs Holdings, Inc. (Costa Rica)(b)	149	9,616
Evolent Health, Inc., Class A(b)(c)	687	17,862
Exelixis, Inc.(b)	2,479	41,622
Fate Therapeutics, Inc.(b)	599	32,951
FibroGen, Inc.(b)(c)	656	8,207
Figs, Inc., Class A(b)	238	7,911
Fluidigm Corp.(b)(c)	569	2,623
Forma Therapeutics Holdings, Inc.(b)(c)	131	1,898
Fulcrum Therapeutics, Inc.(b)	201	2,915
Fulgent Genetics, Inc.(b)(c)	151	14,122
G1 Therapeutics, Inc.(b)(c)	233	3,006
Generation Bio Co.(b)(c)	290	4,979
Geron Corp.(b)	1,892	2,800
Glaukos Corp.(b)	366	15,749
Global Blood Therapeutics, Inc.(b)	442	12,491
Globus Medical, Inc., Class A(b)	616	38,574
Gossamer Bio., Inc.(b)	389	4,217
Guardant Health, Inc.(b)	678	71,271
Haemonetics Corp.(b)	402	20,603
Halozyme Therapeutics, Inc.(b)	1,064	34,984
Hanger, Inc.(b)	304	5,128
Harmony Biosciences Holdings, Inc.(b)	135	4,602
Health Catalyst, Inc.(b)(c)	340	14,753
HealthEquity, Inc.(b)	656	35,870
HealthStream, Inc.(b)	199	4,621
Heron Therapeutics, Inc.(b)(c)	762	7,201
Heska Corp.(b)	80	12,877
Hill-Rom Holdings, Inc.	518	80,549
Hims & Hers Health, Inc.(b)(c)	613	4,015
Homology Medicines, Inc.(b)	292	1,475
Humacyte, Inc.(b)	405	4,386
Humanigen, Inc.(b)(c)	374	2,266
Icosavax, Inc.(b)	93	1,968
ICU Medical, Inc.(b)	159	35,967
Ideaya Biosciences, Inc.(b)	212	4,664
IGM Biosciences, Inc.(b)	61	3,045
Imago Biosciences, Inc.(b)	92	2,058
ImmunityBio, Inc.(b)(c)	616	4,799
ImmunoGen, Inc.(b)	1,593	9,829
Immunovant, Inc.(b)(c)	317	2,441
Inari Medical, Inc.(b)	157	12,959
Inhibrx, Inc.(b)(c)	75	3,032
Innoviva, Inc.(b)	492	8,226
Inogen, Inc.(b)	151	4,613
Inovio Pharmaceuticals, Inc.(b)(c)	1,655	11,982
Insmed, Inc.(b)	903	24,851
Inspire Medical Systems, Inc.(b)	215	48,003
Integer Holdings Corp.(b)	260	20,732
Integra LifeSciences Holdings Corp.(b)	566	36,196
Intellia Therapeutics, Inc.(b)	520	59,805

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Intercept Pharmaceuticals, Inc.(b)(c)	222	$3,821
Intersect ENT, Inc.(b)	249	6,666
Intra-Cellular Therapies, Inc.(b)	544	22,021
Invitae Corp.(b)(c)	1,539	26,163
Ionis Pharmaceuticals, Inc.(b)(c)	1,000	26,500
Iovance Biotherapeutics, Inc.(b)(c)	976	18,271
iRhythm Technologies, Inc.(b)	231	24,394
Ironwood Pharmaceuticals, Inc.(b)	1,218	13,508
iTeos Therapeutics, Inc.(b)	111	3,918
IVERIC bio, Inc.(b)	573	8,377
Joint Corp. (The)(b)	113	9,031
Karuna Therapeutics, Inc.(b)(c)	163	20,848
Karyopharm Therapeutics, Inc.(b)(c)	535	3,718
Keros Therapeutics, Inc.(b)(c)	101	5,635
Kiniksa Pharmaceuticals Ltd., Class A(b)	193	2,243
Kinnate Biopharma, Inc.(b)	86	1,718
Kodiak Sciences, Inc.(b)(c)	243	22,317
Kronos Bio, Inc.(b)(c)	133	1,571
Krystal Biotech, Inc.(b)(c)	114	9,183
Kura Oncology, Inc.(b)	443	6,184
Kymera Therapeutics, Inc.(b)	221	12,270
Lantheus Holdings, Inc.(b)	532	14,247
LeMaitre Vascular, Inc.	153	7,159
Lexicon Pharmaceuticals, Inc.(b)	455	2,084
LHC Group, Inc.(b)	237	27,189
Ligand Pharmaceuticals, Inc.(b)	131	21,212
LivaNova PLC(b)	419	33,587
MacroGenics, Inc.(b)(c)	385	6,776
Madrigal Pharmaceuticals, Inc.(b)(c)	78	6,451
Magellan Health, Inc.(b)	176	16,683
MannKind Corp.(b)(c)	1,866	8,640
Maravai LifeSciences Holdings, Inc., Class A(b)	879	40,381
MaxCyte, Inc.(b)	514	5,130
MEDNAX, Inc.(b)	611	15,006
Medpace Holdings, Inc.(b)	225	46,667
MeiraGTx Holdings PLC(b)	174	3,076
Meridian Bioscience, Inc.(b)	324	6,451
Merit Medical Systems, Inc.(b)	398	25,018
Mersana Therapeutics, Inc.(b)	452	3,046
Merus N.V. (Netherlands)(b)	218	5,670
Mesa Laboratories, Inc.	41	12,660
MiMedx Group, Inc.(b)	573	4,017
Mirati Therapeutics, Inc.(b)	284	38,843
ModivCare, Inc.(b)	99	13,566
Monte Rosa Therapeutics, Inc.(b)	91	1,764
Morphic Holding, Inc.(b)	143	6,821
Multiplan Corp.(b)(c)	1,051	4,246
Myovant Sciences Ltd.(b)(c)	290	4,875
Myriad Genetics, Inc.(b)	614	15,878
NanoString Technologies, Inc.(b)	358	14,714
Natera, Inc.(b)	664	60,729
National HealthCare Corp.	103	6,642
National Research Corp.	110	4,406
Natus Medical, Inc.(b)	269	6,079
Nektar Therapeutics(b)	1,446	16,282
Neogen Corp.(b)	846	33,950
NeoGenomics, Inc.(b)	918	31,451
Nevro Corp.(b)(c)	261	22,728
NextGen Healthcare, Inc.(b)	450	6,975
NGM Biopharmaceuticals, Inc.(b)	243	4,379
Nkarta, Inc.(b)(c)	91	1,446
Nurix Therapeutics, Inc.(b)(c)	157	4,525
	Shares	Value
Health Care-(continued)
NuVasive, Inc.(b)	407	$19,560
Nuvation Bio, Inc.(b)	853	7,651
Ocugen, Inc.(b)(c)	1,564	9,916
Ocular Therapeutix, Inc.(b)	572	3,912
Omeros Corp.(b)(c)	467	3,362
Omnicell, Inc.(b)	342	60,534
OPKO Health, Inc.(b)(c)	3,484	13,692
OptimizeRx Corp.(b)(c)	125	8,125
Option Care Health, Inc.(b)	990	25,057
Oramed Pharmaceuticals, Inc. (Israel)(b)	230	4,421
OraSure Technologies, Inc.(b)(c)	567	5,290
Organogenesis Holdings, Inc.(b)(c)	253	2,545
Organon & Co.	1,995	58,314
ORIC Pharmaceuticals, Inc.(b)	201	2,782
Ortho Clinical Diagnostics Holdings PLC(b)	925	17,705
Orthofix Medical, Inc.(b)	155	4,745
OrthoPediatrics Corp.(b)(c)	108	6,017
Outset Medical, Inc.(b)	310	14,694
Owens & Minor, Inc.	564	22,560
Pacific Biosciences of California, Inc.(b)	1,488	34,536
Pacira BioSciences, Inc.(b)	350	18,417
Passage Bio, Inc.(b)	213	1,553
Patterson Cos., Inc.	689	21,683
Pennant Group, Inc. (The)(b)	212	4,310
Penumbra, Inc.(b)	273	67,062
Perrigo Co. PLC	1,052	38,619
Personalis, Inc.(b)	262	3,550
PetIQ, Inc.(b)(c)	193	3,854
Phathom Pharmaceuticals, Inc.(b)	111	1,991
Phibro Animal Health Corp., Class A	160	3,134
Phreesia, Inc.(b)	358	20,649
Pliant Therapeutics, Inc.(b)	99	1,404
PMV Pharmaceuticals, Inc.(b)(c)	89	1,936
Point Biopharma Global, Inc.(b)	284	2,292
Praxis Precision Medicines, Inc.(b)	176	3,011
Precigen, Inc.(b)(c)	732	2,884
Precision BioSciences, Inc.(b)(c)	375	3,398
Prelude Therapeutics, Inc.(b)	98	1,400
Premier, Inc., Class A	966	35,810
Prestige Consumer Healthcare, Inc.(b)	394	22,044
Privia Health Group, Inc.(b)	166	3,835
Progyny, Inc.(b)	422	21,425
Prometheus Biosciences, Inc.(b)	92	2,732
Protagonist Therapeutics, Inc.(b)(c)	337	11,330
Prothena Corp. PLC (Ireland)(b)	248	12,437
Provention Bio, Inc.(b)(c)	374	2,581
PTC Therapeutics, Inc.(b)(c)	500	18,580
Pulmonx Corp.(b)	159	5,136
Quanterix Corp.(b)	230	9,193
Quantum-Si, Inc.(b)	641	4,154
Quidel Corp.(b)	295	43,530
R1 RCM, Inc.(b)	987	23,510
Radius Health, Inc.(b)	316	5,201
RadNet, Inc.(b)	355	9,571
RAPT Therapeutics, Inc.(b)	151	4,930
Reata Pharmaceuticals, Inc., Class A(b)	210	17,976
Recursion Pharmaceuticals, Inc.(b)	313	5,985
REGENXBIO, Inc.(b)	251	8,032
Relay Therapeutics, Inc.(b)(c)	333	9,797
Relmada Therapeutics, Inc.(b)	110	1,965
Repare Therapeutics, Inc. (Canada)(b)	129	3,028
Repligen Corp.(b)	411	117,751

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Replimune Group, Inc.(b)(c)	166	$4,729
Revance Therapeutics, Inc.(b)	537	7,346
REVOLUTION Medicines, Inc.(b)(c)	376	10,400
Rhythm Pharmaceuticals, Inc.(b)	277	2,479
Rigel Pharmaceuticals, Inc.(b)	1,344	3,588
Rocket Pharmaceuticals, Inc.(b)(c)	300	7,329
Rubius Therapeutics, Inc.(b)(c)	318	3,930
Sage Therapeutics, Inc.(b)	416	16,187
Sana Biotechnology, Inc.(b)	296	5,627
Sangamo Therapeutics, Inc.(b)(c)	972	8,058
Sarepta Therapeutics, Inc.(b)	597	48,244
Scholar Rock Holding Corp.(b)	176	4,673
Schrodinger, Inc.(b)	388	15,202
Seer, Inc.(b)(c)	246	5,488
Select Medical Holdings Corp.	847	22,742
Sema4 Holdings Corp.(b)	850	5,670
Senseonics Holdings, Inc.(b)(c)	2,978	9,351
Seres Therapeutics, Inc.(b)(c)	541	5,821
Shattuck Labs, Inc.(b)	116	984
Shockwave Medical, Inc.(b)	249	44,880
SI-BONE, Inc.(b)	209	4,023
SIGA Technologies, Inc.(b)	354	2,889
Sight Sciences, Inc.(b)	93	1,948
Signify Health, Inc., Class A(b)	198	2,691
Silk Road Medical, Inc.(b)	259	10,510
Simulations Plus, Inc.(c)	127	5,965
SmileDirectClub, Inc.(b)(c)	842	2,585
Sorrento Therapeutics, Inc.(b)(c)	2,228	13,279
Sotera Health Co.(b)	668	14,255
SpringWorks Therapeutics, Inc.(b)	155	11,137
STAAR Surgical Co.(b)	298	28,367
Stoke Therapeutics, Inc.(b)(c)	101	2,515
Supernus Pharmaceuticals, Inc.(b)	418	12,527
Surgery Partners, Inc.(b)	260	11,534
SurModics, Inc.(b)	109	4,788
Sutro Biopharma, Inc.(b)	254	4,338
Syndax Pharmaceuticals, Inc.(b)(c)	306	4,887
Syneos Health, Inc.(b)	814	79,088
Tabula Rasa HealthCare, Inc.(b)	187	2,126
Tactile Systems Technology, Inc.(b)	156	3,042
Tandem Diabetes Care, Inc.(b)	496	63,746
Tango Therapeutics, Inc.(b)	310	3,215
Taysha Gene Therapies, Inc.(b)(c)	136	1,765
Tenet Healthcare Corp.(b)	716	52,175
TG Therapeutics, Inc.(b)	955	14,516
Theravance Biopharma, Inc.(b)	434	3,646
Tilray, Inc., Class 2 (Canada)(b)(c)	3,646	36,898
Tivity Health, Inc.(b)	312	7,432
TransMedics Group, Inc.(b)(c)	196	4,320
Travere Therapeutics, Inc.(b)	430	12,277
Treace Medical Concepts, Inc.(b)	125	2,164
Triple-S Management Corp., Class B(b)	187	6,642
Turning Point Therapeutics, Inc.(b)	330	12,560
Twist Bioscience Corp.(b)(c)	349	33,330
Ultragenyx Pharmaceutical, Inc.(b)	507	38,142
uniQure N.V. (Netherlands)(b)	272	7,575
United Therapeutics Corp.(b)	353	66,893
US Physical Therapy, Inc.	102	8,770
Vanda Pharmaceuticals, Inc.(b)	438	7,096
Vapotherm, Inc.(b)	123	2,706
Varex Imaging Corp.(b)	310	8,851
Vaxart, Inc.(b)(c)	966	7,689
	Shares	Value
Health Care-(continued)
Vaxcyte, Inc.(b)(c)	164	$3,342
VBI Vaccines, Inc.(b)(c)	1,410	4,286
Veracyte, Inc.(b)(c)	558	23,146
Vericel Corp.(b)	312	11,610
Verve Therapeutics, Inc.(b)	132	4,499
ViewRay, Inc.(b)	970	4,986
Viking Therapeutics, Inc.(b)(c)	554	2,942
Vir Biotechnology, Inc.(b)	514	24,374
Vocera Communications, Inc.(b)(c)	273	15,927
XBiotech, Inc.	155	1,956
Xencor, Inc.(b)	413	14,959
Xenon Pharmaceuticals, Inc. (Canada)(b)	312	8,330
Y-mAbs Therapeutics, Inc.(b)(c)	206	3,518
Zentalis Pharmaceuticals, Inc.(b)(c)	177	14,523
ZIOPHARM Oncology, Inc.(b)	1,696	2,357
Zogenix, Inc.(b)	396	4,455
Zomedica Corp.(b)	7,324	2,898
Zymeworks, Inc. (Canada)(b)	292	5,872
Zynex, Inc.(b)(c)	164	2,099
		5,365,176
Industrials-16.46%
AAON, Inc.	330	25,740
AAR Corp.(b)	265	8,655
ABM Industries, Inc.	528	23,760
ACCO Brands Corp.	752	6,212
Acuity Brands, Inc.	281	56,579
ACV Auctions, Inc.(b)	339	7,180
ADT, Inc.	1,207	10,030
Advanced Drainage Systems, Inc.	416	51,463
AECOM(b)	1,077	74,248
Aerojet Rocketdyne Holdings, Inc.	537	22,575
AeroVironment, Inc.(b)	185	14,941
AGCO Corp.	504	55,546
Air Lease Corp.	853	34,623
Air Transport Services Group, Inc.(b)	146	3,605
Alamo Group, Inc.	80	11,378
Alaska Air Group, Inc.(b)	246	11,948
Albany International Corp., Class A	242	19,585
Allegiant Travel Co.(b)	35	6,063
Allison Transmission Holdings, Inc.	832	28,779
Altra Industrial Motion Corp.	510	26,882
Ameresco, Inc., Class A(b)	210	18,969
American Airlines Group, Inc.(b)(c)	1,274	22,537
American Woodmark Corp.(b)	131	8,075
API Group Corp.(b)	1,111	25,897
Apogee Enterprises, Inc.	201	8,301
Applied Industrial Technologies, Inc.	303	28,797
ArcBest Corp.	201	20,719
Arcosa, Inc.	381	19,496
Argan, Inc.	124	4,873
Armstrong World Industries, Inc.	375	39,739
Array Technologies, Inc.(b)	899	16,195
ASGN, Inc.(b)	416	50,619
Astec Industries, Inc.	170	10,656
Astra Space, Inc.(b)	871	9,555
Atkore, Inc.(b)	363	38,659
Atlas Air Worldwide Holdings, Inc.(b)	57	4,994
Avis Budget Group, Inc.(b)	393	107,914
Axon Enterprise, Inc.(b)	517	87,264
AZEK Co., Inc. (The)(b)	731	28,670
AZZ, Inc.	197	10,222
Barnes Group, Inc.	378	16,424

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Barrett Business Services, Inc.	59	$4,165
Beacon Roofing Supply, Inc.(b)	441	22,010
Berkshire Grey, Inc.(b)	350	2,072
Blink Charging Co.(b)(c)	299	11,491
Bloom Energy Corp., Class A(b)(c)	1,147	31,520
Blue Bird Corp.(b)	128	2,591
Boise Cascade Co.	309	20,032
Brady Corp., Class A	382	19,195
BrightView Holdings, Inc.(b)	331	4,502
Brink’s Co. (The)	392	23,975
Builders FirstSource, Inc.(b)	1,549	107,563
BWX Technologies, Inc.	749	35,727
CACI International, Inc., Class A(b)	186	48,254
Carlisle Cos., Inc.	410	92,332
Casella Waste Systems, Inc., Class A(b)	397	33,658
CBIZ, Inc.(b)	373	13,439
ChargePoint Holdings, Inc.(b)	1,406	35,881
Chart Industries, Inc.(b)(c)	286	49,921
Cimpress PLC (Ireland)(b)	128	9,962
CIRCOR International, Inc.(b)	159	4,285
Clean Harbors, Inc.(b)	407	41,286
Colfax Corp.(b)	1,008	46,812
Columbus McKinnon Corp.	223	9,906
Comfort Systems USA, Inc.	286	27,133
Construction Partners, Inc.(b)	244	8,428
Core & Main, Inc., Class A(b)	378	10,066
CoreCivic, Inc.(b)	946	10,188
Cornerstone Building Brands, Inc.(b)	397	6,241
CRA International, Inc.	58	5,340
Crane Co.	369	35,623
CSW Industrials, Inc.	118	14,184
Curtiss-Wright Corp.	322	40,514
Deluxe Corp.	335	11,336
Desktop Metal, Inc., Class A(b)(c)	1,578	10,289
Donaldson Co., Inc.	988	55,753
Douglas Dynamics, Inc.	181	7,195
Driven Brands Holdings, Inc.(b)	395	12,190
Ducommun, Inc.(b)	84	3,571
Dun & Bradstreet Holdings, Inc.(b)	1,187	22,553
DXP Enterprises, Inc.(b)	144	3,979
Dycom Industries, Inc.(b)	242	22,622
EMCOR Group, Inc.	423	50,481
Encore Wire Corp.	162	22,755
Energy Recovery, Inc.(b)	292	6,205
Enerpac Tool Group Corp.	474	10,006
EnerSys	335	24,820
Ennis, Inc.	206	3,918
Enovix Corp.(b)	343	12,005
EnPro Industries, Inc.	154	15,708
ESCO Technologies, Inc.	205	16,757
Evoqua Water Technologies Corp.(b)	946	42,551
Exponent, Inc.	410	47,765
Federal Signal Corp.	481	20,409
First Advantage Corp.(b)	241	4,179
Flowserve Corp.	1,025	30,729
Fluor Corp.(b)(c)	1,113	24,608
Forrester Research, Inc.(b)	90	5,080
Forward Air Corp.	213	21,034
Franklin Electric Co., Inc.	311	27,384
FREYR Battery S.A. (Norway)(b)	733	7,718
Frontier Group Holdings, Inc.(b)	339	4,526
FTI Consulting, Inc.(b)	270	39,444
	Shares	Value
Industrials-(continued)
FuelCell Energy, Inc.(b)(c)	2,538	$22,030
Gates Industrial Corp. PLC(b)	459	7,358
GATX Corp.(c)	265	26,102
Genco Shipping & Trading Ltd.	214	3,298
Gibraltar Industries, Inc.(b)	257	17,450
Global Industrial Co.	104	4,166
GMS, Inc.(b)	305	17,040
Gorman-Rupp Co. (The)	164	7,090
Graco, Inc.	1,336	97,381
GrafTech International Ltd.	1,370	15,961
Granite Construction, Inc.	361	14,036
Great Lakes Dredge & Dock Corp.(b)	517	7,641
Greenbrier Cos., Inc. (The)	255	10,197
Griffon Corp.	379	9,971
GXO Logistics, Inc.(b)	812	77,993
H&E Equipment Services, Inc.	256	10,778
Harsco Corp.(b)	623	9,083
Hawaiian Holdings, Inc.(b)(c)	101	1,846
Healthcare Services Group, Inc.	587	10,273
Heartland Express, Inc.	407	6,813
Heidrick & Struggles International, Inc.	154	6,648
Helios Technologies, Inc.	242	24,280
Herc Holdings, Inc.	163	27,783
Heritage-Crystal Clean, Inc.(b)	124	3,979
Hexcel Corp.(b)(c)	660	33,911
Hillenbrand, Inc.	575	25,645
Hillman Solutions Corp.(b)	738	7,808
HNI Corp.	345	13,631
Hub Group, Inc., Class A(b)	265	20,583
Hubbell, Inc.	428	83,760
Huron Consulting Group, Inc.(b)	177	8,087
Hydrofarm Holdings Group, Inc.(b)(c)	207	6,831
Hyliion Holdings Corp.(b)(c)	749	4,966
Hyster-Yale Materials Handling, Inc.	56	2,199
Hyzon Motors, Inc.(b)	584	4,433
IAA, Inc.(b)	1,061	51,246
ICF International, Inc.	148	14,318
Ideanomics, Inc.(b)(c)	3,392	5,461
IES Holdings, Inc.(b)	74	3,551
Insperity, Inc.	289	33,449
Insteel Industries, Inc.	152	6,408
Interface, Inc.	465	6,631
ITT, Inc.	677	64,031
Janus International Group, Inc.(b)	544	6,925
JELD-WEN Holding, Inc.(b)	725	17,567
JetBlue Airways Corp.(b)	626	8,401
John Bean Technologies Corp.	250	39,442
Kadant, Inc.	91	21,336
Kaman Corp.	197	7,289
KAR Auction Services, Inc.(b)	938	14,061
KBR, Inc.	1,108	48,752
Kelly Services, Inc., Class A	269	4,535
Kennametal, Inc.	625	22,106
Kforce, Inc.	153	11,724
Kimball International, Inc., Class B	288	2,949
Kirby Corp.(b)	118	6,162
Korn Ferry	438	31,860
Kratos Defense & Security Solutions, Inc.(b)	975	19,217
Landstar System, Inc.	301	50,734
Lincoln Electric Holdings, Inc.	444	59,922
Lindsay Corp.	86	12,515
Luxfer Holdings PLC (United Kingdom)	218	4,138

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Manitowoc Co., Inc. (The)(b)	275	$5,242
ManpowerGroup, Inc.	427	38,272
ManTech International Corp., Class A	216	14,677
Markforged Holding Corp.(b)	364	2,515
Marten Transport Ltd.	489	7,863
Masonite International Corp.(b)	180	19,260
MasTec, Inc.(b)	468	43,136
Matson, Inc.	85	6,930
Matthews International Corp., Class A	249	8,633
Maxar Technologies, Inc.	571	15,720
McGrath RentCorp	191	14,764
Mercury Systems, Inc.(b)	442	21,636
Meritor, Inc.(b)	552	13,960
Microvast Holdings, Inc.(b)	1,064	9,033
Middleby Corp. (The)(b)	438	76,510
MillerKnoll, Inc.	596	22,612
Momentus, Inc.(b)	349	2,405
Montrose Environmental Group, Inc.(b)(c)	175	12,815
Moog, Inc., Class A	230	15,909
MRC Global, Inc.(b)	618	4,252
MSA Safety, Inc.	293	41,993
MSC Industrial Direct Co., Inc., Class A	370	29,119
Mueller Industries, Inc.	405	22,409
Mueller Water Products, Inc., Class A	1,248	17,023
MYR Group, Inc.(b)	133	14,724
National Presto Industries, Inc.	42	3,435
Nielsen Holdings PLC	2,682	51,387
Nikola Corp.(b)(c)	1,253	12,806
NOW, Inc.(b)	870	7,273
NV5 Global, Inc.(b)	103	13,545
nVent Electric PLC	1,323	46,080
Omega Flex, Inc.	24	2,832
Oshkosh Corp.	540	58,104
PAE, Inc.(b)	513	5,089
Parsons Corp.(b)	202	6,704
PGT Innovations, Inc.(b)	469	9,633
Pitney Bowes, Inc.	1,384	9,453
Primoris Services Corp.	423	9,484
Proterra, Inc., (Acquired 11/30/2021; Cost $14,986)(b)(d)	1,336	14,977
Proto Labs, Inc.(b)(c)	218	10,926
Quanex Building Products Corp.	264	5,642
Quanta Services, Inc.	1,095	124,589
RBC Bearings, Inc.(b)	224	44,283
Regal Rexnord Corp.	530	83,793
Resideo Technologies, Inc.(b)	1,078	28,125
Resources Connection, Inc.	246	4,226
REV Group, Inc.	232	3,642
Rocket Lab USA, Inc.(b)	1,236	19,603
Romeo Power, Inc.(b)(c)	738	2,922
Rush Enterprises, Inc., Class A	340	17,326
Rush Enterprises, Inc., Class B	44	2,146
Ryder System, Inc.	423	35,143
Saia, Inc.(b)	207	68,554
Schneider National, Inc., Class B	447	10,996
Science Applications International Corp.	456	38,254
Shoals Technologies Group, Inc., Class A(b)	818	22,986
Shyft Group, Inc. (The)	250	12,153
Simpson Manufacturing Co., Inc.	342	39,453
SiteOne Landscape Supply, Inc.(b)	351	84,366
Skillsoft Corp.(b)	523	6,140
SkyWest, Inc.(b)	99	3,878
	Shares	Value
Industrials-(continued)
SP Plus Corp.(b)	183	$4,961
Spire Global, Inc.(b)	368	1,571
Spirit AeroSystems Holdings, Inc., Class A	830	31,424
Spirit Airlines, Inc.(b)	213	4,454
SPX Corp.(b)	357	20,760
SPX FLOW, Inc.	328	27,391
Standex International Corp.	96	9,889
Steelcase, Inc., Class A	677	7,576
Stem, Inc.(b)	258	5,475
Stericycle, Inc.(b)(c)	723	40,849
Sterling Construction Co., Inc.(b)	226	5,824
Sun Country Airlines Holdings, Inc.(b)	158	4,334
Tennant Co.	147	11,563
Terex Corp.	549	23,267
Tetra Tech, Inc.	425	78,489
Thermon Group Holdings, Inc.(b)	262	4,522
Timken Co. (The)	540	35,548
Toro Co. (The)	842	84,672
TPI Composites, Inc.(b)	293	5,224
Trex Co., Inc.(b)	908	120,555
TriNet Group, Inc.(b)	311	31,193
Trinity Industries, Inc.(c)	586	15,529
Triton International Ltd. (Bermuda)	530	29,664
Triumph Group, Inc.(b)	508	8,514
TrueBlue, Inc.(b)	279	7,260
TuSimple Holdings, Inc., Class A(b)	291	11,637
Tutor Perini Corp.(b)	362	4,655
UFP Industries, Inc.	487	40,557
UniFirst Corp.	120	22,998
Univar Solutions, Inc.(b)	1,345	34,849
Upwork, Inc.(b)	904	33,683
US Ecology, Inc.(b)	248	8,449
Valmont Industries, Inc.	167	39,918
Vectrus, Inc.(b)	92	3,849
Veritiv Corp.(b)	112	14,116
Vertiv Holdings Co.	2,080	53,331
Viad Corp.(b)	161	6,812
Vicor Corp.(b)	175	25,105
View, Inc.(b)	427	1,802
Virgin Galactic Holdings, Inc.(b)(c)	1,518	24,288
Wabash National Corp.	394	6,580
Watsco, Inc.	259	75,812
Watts Water Technologies, Inc., Class A	217	40,950
Welbilt, Inc.(b)	1,063	25,044
Werner Enterprises, Inc.	481	21,698
WESCO International, Inc.(b)	357	44,314
Wheels Up Experience, Inc. (Singapore)(b)	580	2,691
Willdan Group, Inc.(b)	100	4,001
WillScot Mobile Mini Holdings Corp.(b)	1,335	50,850
Woodward, Inc.	475	50,255
XPO Logistics, Inc.(b)	767	55,561
Zurn Water Solutions Corp.	953	33,403
		6,479,090
Information Technology-14.10%
3D Systems Corp.(b)(c)	985	22,438
8x8, Inc.(b)	837	18,037
908 Devices, Inc.(b)	122	2,928
A10 Networks, Inc.	453	6,985
ACI Worldwide, Inc.(b)	832	24,245
ACM Research, Inc., Class A(b)(c)	104	9,092
ADTRAN, Inc.	382	7,785
Advanced Energy Industries, Inc.	302	26,482

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Aeva Technologies, Inc.(b)	751	$7,472
AEye, Inc.(b)	790	4,400
Agilysys, Inc.(b)	184	8,013
Alarm.com Holdings, Inc.(b)	373	29,762
Alkami Technology, Inc.(b)	137	3,931
Allegro MicroSystems, Inc. (Japan)(b)	448	13,991
Alliance Data Systems Corp.	372	25,356
Alpha & Omega Semiconductor Ltd.(b)	166	8,154
Altair Engineering, Inc., Class A(b)	366	27,249
Alteryx, Inc., Class A(b)(c)	468	31,108
Ambarella, Inc.(b)	285	51,163
American Software, Inc., Class A	247	5,632
Amkor Technology, Inc.	865	18,649
Anaplan, Inc.(b)	1,025	43,880
AppFolio, Inc., Class A(b)(c)	134	16,146
Appian Corp.(b)(c)	280	20,818
Aspen Technology, Inc.(b)	528	76,576
Avaya Holdings Corp.(b)	663	12,909
AvePoint, Inc.(b)	638	4,409
Avid Technology, Inc.(b)	269	8,624
Avnet, Inc.	783	28,399
Axcelis Technologies, Inc.(b)	264	16,320
Azenta, Inc.	585	66,164
Badger Meter, Inc.	230	23,543
Belden, Inc.	353	21,770
Benchmark Electronics, Inc.	280	6,602
Benefitfocus, Inc.(b)	209	2,103
BigCommerce Holdings, Inc., Series 1(b)(c)	308	13,943
Blackbaud, Inc.(b)	346	26,109
Blackline, Inc.(b)(c)	414	45,561
Bottomline Technologies (DE), Inc.(b)	357	16,008
Box, Inc., Class A(b)	1,201	28,115
Brightcove, Inc.(b)	241	2,321
BTRS Holdings, Inc.(b)	542	4,043
C3.ai, Inc., Class A(b)(c)	316	11,679
Calix, Inc.(b)	450	30,132
Cambium Networks Corp.(b)	73	1,986
Cantaloupe, Inc.(b)	420	3,788
Casa Systems, Inc.(b)	269	1,342
Cass Information Systems, Inc.	107	4,297
CDK Global, Inc.	953	36,824
Cerence, Inc.(b)(c)	299	22,479
CEVA, Inc.(b)	181	7,982
ChannelAdvisor Corp.(b)	235	5,877
Ciena Corp.(b)	1,218	73,360
Cipher Mining, Inc.(b)	389	3,069
Cirrus Logic, Inc.(b)	453	36,322
Clear Secure, Inc.(b)	117	3,716
Clearfield, Inc.(b)	92	5,956
CMC Materials, Inc.	230	30,544
Coherent, Inc.(b)	193	49,974
Cohu, Inc.(b)	382	12,595
CommScope Holding Co., Inc.(b)	1,607	16,006
CommVault Systems, Inc.(b)	325	20,436
Comtech Telecommunications Corp.	205	5,205
Concentrix Corp.	349	57,934
Conduent, Inc.(b)	1,339	6,749
Consensus Cloud Solutions, Inc.(b)	118	7,392
Corsair Gaming, Inc.(b)(c)	221	4,950
Couchbase, Inc.(b)	85	2,809
CSG Systems International, Inc.	258	13,599
CTS Corp.	230	8,013
	Shares	Value
Information Technology-(continued)
Diebold Nixdorf, Inc.(b)	586	$4,752
Digi International, Inc.(b)	268	5,770
Digital Turbine, Inc.(b)(c)	718	38,097
DigitalOcean Holdings, Inc.(b)	211	21,271
Diodes, Inc.(b)	354	37,648
Dolby Laboratories, Inc., Class A	514	42,873
Domo, Inc., Class B(b)	224	16,206
DSP Group, Inc.(b)	181	3,980
Duck Creek Technologies, Inc.(b)(c)	311	8,892
DXC Technology Co.(b)	1,982	59,440
E2open Parent Holdings, Inc.(b)	1,180	14,372
Eastman Kodak Co.(b)(c)	309	1,851
Ebix, Inc.	207	6,326
Elastic N.V.(b)	505	78,507
Envestnet, Inc.(b)	429	32,891
ePlus, Inc.(b)	106	11,182
Euronet Worldwide, Inc.(b)	416	42,170
Everbridge, Inc.(b)(c)	302	34,253
EVERTEC, Inc.	481	20,197
Evo Payments, Inc., Class A(b)	372	7,920
Evolv Technologies Holdings, Inc.(b)	510	2,764
ExlService Holdings, Inc.(b)	263	34,156
Extreme Networks, Inc.(b)	1,019	13,757
Fabrinet (Thailand)(b)	290	32,062
FARO Technologies, Inc.(b)	143	9,933
Fastly, Inc., Class A(b)(c)	872	35,543
First Solar, Inc.(b)	753	78,011
Five9, Inc.(b)	533	75,862
Flex Ltd.(b)	3,842	65,698
FormFactor, Inc.(b)	611	25,613
GreenSky, Inc., Class A(b)	574	6,509
Grid Dynamics Holdings, Inc.(b)	318	12,475
Hackett Group, Inc. (The)	199	4,072
Harmonic, Inc.(b)	801	8,611
I3 Verticals, Inc., Class A(b)	173	3,226
Ichor Holdings Ltd.(b)	223	10,679
II-VI Incorporated(b)(c)	832	52,025
Impinj, Inc.(b)	143	10,721
indie Semiconductor, Inc. (China)(b)	303	4,160
Infinera Corp.(b)(c)	1,395	11,341
Inseego Corp.(b)(c)	609	3,934
Insight Enterprises, Inc.(b)(c)	274	27,022
Intapp, Inc.(b)	96	2,629
InterDigital, Inc.	242	16,434
International Money Express, Inc.(b)	228	3,445
Itron, Inc.(b)	356	22,040
Jabil, Inc.	1,090	63,721
Jamf Holding Corp.(b)(c)	280	9,024
JFrog Ltd. (Israel)(b)	302	9,652
Kimball Electronics, Inc.(b)	196	4,159
KnowBe4, Inc., Class A(b)	252	5,685
Knowles Corp.(b)(c)	724	15,725
Kulicke & Soffa Industries, Inc. (Singapore)(c)	488	28,138
Kyndryl Holdings, Inc.(b)	1,410	22,278
Latch, Inc.(b)	278	2,302
Lattice Semiconductor Corp.(b)	1,073	81,473
Limelight Networks, Inc.(b)	997	2,742
Littelfuse, Inc.	194	57,905
LivePerson, Inc.(b)(c)	522	20,181
LiveRamp Holdings, Inc.(b)	534	25,061
Lumentum Holdings, Inc.(b)(c)	574	49,806
MACOM Technology Solutions Holdings, Inc.(b)	379	27,254

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
MagnaChip Semiconductor Corp. (South Korea)(b)	329	$5,948
Mandiant, Inc.(b)	1,882	31,938
Manhattan Associates, Inc.(b)	499	77,924
Marathon Digital Holdings, Inc.(b)(c)	784	40,039
Maximus, Inc.	484	36,518
MaxLinear, Inc.(b)	572	38,513
McAfee Corp., Class A	563	14,554
MeridianLink, Inc.(b)	158	3,484
Meta Materials, Inc.(b)	1,541	5,655
Methode Electronics, Inc.	301	13,385
MicroStrategy, Inc., Class A(b)(c)	61	44,007
MicroVision, Inc.(b)(c)	1,290	9,133
Mimecast Ltd.(b)	491	39,771
Mitek Systems, Inc.(b)(c)	346	5,927
MKS Instruments, Inc.	436	66,342
Model N, Inc.(b)(c)	253	7,109
Momentive Global, Inc.(b)	987	20,164
MoneyGram International, Inc.(b)	612	3,629
N-able, Inc.(b)	352	4,154
Napco Security Technologies, Inc.(b)	116	5,391
National Instruments Corp.	1,046	43,430
nCino, Inc.(b)(c)	225	13,977
NCR Corp.(b)	1,034	40,223
NeoPhotonics Corp.(b)	411	6,317
NETGEAR, Inc.(b)	240	6,418
NetScout Systems, Inc.(b)	583	17,432
New Relic, Inc.(b)	459	50,871
nLight, Inc.(b)	306	7,616
Novanta, Inc.(b)	279	45,045
Nutanix, Inc., Class A(b)	1,608	53,418
Olo, Inc., Class A(b)	196	4,814
ON24, Inc.(b)	128	2,028
OneSpan, Inc.(b)	253	4,324
Onto Innovation, Inc.(b)	388	36,534
OSI Systems, Inc.(b)	134	12,185
PagerDuty, Inc.(b)(c)	527	18,682
PAR Technology Corp.(b)(c)	193	10,107
Paya Holdings, Inc., Class A(b)	551	3,548
Paylocity Holding Corp.(b)	301	75,954
Paymentus Holdings, Inc., Class A(b)	93	2,749
Payoneer Global, Inc.(b)	1,732	13,423
PC Connection, Inc.	93	4,077
PDF Solutions, Inc.(b)	234	7,004
Pegasystems, Inc.	320	36,742
Perficient, Inc.(b)	259	35,491
Photronics, Inc.(b)	488	6,446
Ping Identity Holding Corp.(b)	559	13,310
Plantronics, Inc.(b)	316	8,064
Plexus Corp.(b)	222	18,679
Power Integrations, Inc.	474	47,414
Progress Software Corp.	344	16,667
PROS Holdings, Inc.(b)(c)	332	12,058
Pure Storage, Inc., Class A(b)	2,117	65,564
Q2 Holdings, Inc.(b)	422	33,887
Qualys, Inc.(b)	260	33,875
Rackspace Technology, Inc.(b)(c)	329	4,692
Rambus, Inc.(b)	857	23,053
Rapid7, Inc.(b)	417	51,733
Rekor Systems, Inc.(b)	276	1,855
Repay Holdings Corp.(b)(c)	677	11,076
Ribbon Communications, Inc.(b)	758	4,131
Rimini Street, Inc.(b)(c)	270	1,785
	Shares	Value
Information Technology-(continued)
Riot Blockchain, Inc.(b)(c)	755	$28,214
Rockley Photonics Holdings Ltd.(b)	648	4,147
Rogers Corp.(b)	147	40,075
Sabre Corp.(b)(c)	2,412	18,162
SailPoint Technologies Holding, Inc.(b)	731	38,443
Sanmina Corp.(b)	512	18,708
ScanSource, Inc.(b)	201	6,281
Semtech Corp.(b)	511	43,777
Shift4 Payments, Inc., Class A(b)(c)	334	17,375
ShotSpotter, Inc.(b)	69	2,423
Silicon Laboratories, Inc.(b)	352	69,087
SiTime Corp.(b)	97	28,953
SkyWater Technology, Inc.(b)	77	1,441
SMART Global Holdings, Inc.(b)(c)	172	9,807
Smartsheet, Inc., Class A(b)	935	59,840
SolarWinds Corp.(c)	311	4,478
Sprinklr, Inc.(b)	231	3,333
Sprout Social, Inc., Class A(b)	301	33,616
SPS Commerce, Inc.(b)	282	39,759
SunPower Corp.(b)(c)	680	19,482
Super Micro Computer, Inc.(b)	318	13,165
Switch, Inc., Class A	810	22,154
Synaptics, Inc.(b)	306	86,365
TaskUS, Inc. (Philippines)(b)	214	9,534
TD SYNNEX Corp.	347	35,901
Telos Corp.(b)	131	2,063
Tenable Holdings, Inc.(b)	587	28,998
Teradata Corp.(b)	858	37,254
TTEC Holdings, Inc.	148	12,490
TTM Technologies, Inc.(b)(c)	806	11,107
Tucows, Inc., Class A(b)	71	5,774
Ultra Clean Holdings, Inc.(b)	352	19,293
Unisys Corp.(b)	528	9,588
Universal Display Corp.	352	50,354
Upland Software, Inc.(b)	203	3,975
Varonis Systems, Inc.(b)	841	43,572
Veeco Instruments, Inc.(b)	396	10,526
Velodyne Lidar, Inc.(b)(c)	769	4,245
Verint Systems, Inc.(b)	511	24,319
Veritone, Inc.(b)(c)	220	5,641
Verra Mobility Corp.(b)	1,086	15,628
Vertex, Inc., Class A(b)	220	4,022
ViaSat, Inc.(b)	433	19,178
Viavi Solutions, Inc.(b)	1,798	26,628
Vishay Intertechnology, Inc.	1,044	21,266
Vishay Precision Group, Inc.(b)	99	3,399
Vonage Holdings Corp.(b)	1,883	38,827
Vontier Corp.	1,329	41,877
WEX, Inc.(b)	352	44,500
WM Technology, Inc.(b)	401	2,875
Wolfspeed, Inc.(b)(c)	912	111,829
Workiva, Inc.(b)	305	42,538
Xerox Holdings Corp.	1,194	21,994
Xperi Holding Corp.	824	14,766
Yext, Inc.(b)	795	7,680
Zuora, Inc., Class A(b)(c)	877	17,373
		5,547,058
Materials-4.89%
AdvanSix, Inc.	221	10,009
Alcoa Corp.	1,470	68,399
Allegheny Technologies, Inc.(b)	1,001	14,254
Alpha Metallurgical Resources, Inc.(b)	130	6,057

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
American Vanguard Corp.	219	$3,134
Amyris, Inc.(b)(c)	1,290	8,849
AptarGroup, Inc.	519	62,067
Arconic Corp.(b)	818	21,857
Ashland Global Holdings, Inc.	454	45,886
Avient Corp.	718	39,497
Axalta Coating Systems Ltd.(b)	1,630	49,422
Balchem Corp.	255	40,290
Berry Global Group, Inc.(b)	1,065	73,538
Cabot Corp.	446	23,406
Carpenter Technology Corp.	378	10,387
Century Aluminum Co.(b)	426	5,636
Chase Corp.	59	5,817
Chemours Co. (The)	1,300	38,610
Clearwater Paper Corp.(b)	131	5,273
Cleveland-Cliffs, Inc.(b)(c)	3,736	76,028
Coeur Mining, Inc.(b)	2,022	11,323
Commercial Metals Co.	949	29,324
Compass Minerals International, Inc.	268	13,038
Danimer Scientific, Inc.(b)(c)	615	8,204
Eagle Materials, Inc.	313	48,271
Ecovyst, Inc.	323	3,091
Element Solutions, Inc.	1,753	40,091
Ferro Corp.(b)	586	12,376
Forterra, Inc.(b)	237	5,638
FutureFuel Corp.	207	1,561
Gatos Silver, Inc.(b)	326	4,404
GCP Applied Technologies, Inc.(b)	347	8,099
Glatfelter Corp.	350	5,764
Graphic Packaging Holding Co.	2,416	47,692
Greif, Inc., Class A	198	12,015
Greif, Inc., Class B	35	2,071
H.B. Fuller Co.	413	30,215
Hawkins, Inc.	150	4,977
Hecla Mining Co.	4,225	23,406
Huntsman Corp.	1,659	52,574
Ingevity Corp.(b)	311	22,364
Innospec, Inc.	194	15,753
Kaiser Aluminum Corp.	125	11,154
Koppers Holdings, Inc.(b)	168	5,074
Kraton Corp.(b)	253	11,653
Kronos Worldwide, Inc.	182	2,548
Livent Corp.(b)(c)	1,271	38,499
Louisiana-Pacific Corp.	749	48,947
Materion Corp.	161	13,630
McEwen Mining, Inc. (Canada)(b)	3,071	3,040
Mercer International, Inc. (Germany)	338	3,617
Minerals Technologies, Inc.	264	17,337
MP Materials Corp.(b)(c)	490	21,531
Myers Industries, Inc.	242	4,714
Neenah, Inc.	133	6,183
NewMarket Corp.	69	22,860
O-I Glass, Inc.(b)	1,238	13,705
Olin Corp.	1,137	61,796
Origin Materials, Inc.(b)	834	5,663
Orion Engineered Carbons S.A. (Germany)(b)	477	8,371
Pactiv Evergreen, Inc.	348	4,319
Piedmont Lithium, Inc.(b)(c)	125	7,500
PureCycle Technologies, Inc.(b)	554	6,814
Quaker Chemical Corp.	106	24,152
Ranpak Holdings Corp.(b)	309	12,246
Reliance Steel & Aluminum Co.	500	74,315
	Shares	Value
Materials-(continued)
Royal Gold, Inc.	516	$51,615
Ryerson Holding Corp.	136	3,186
Schnitzer Steel Industries, Inc., Class A	204	9,812
Schweitzer-Mauduit International, Inc., Class A	248	7,118
Scotts Miracle-Gro Co. (The)	329	47,669
Sensient Technologies Corp.	332	32,300
Silgan Holdings, Inc.	695	28,822
Sonoco Products Co.	774	44,993
Stepan Co.	168	18,935
Summit Materials, Inc., Class A(b)	929	34,652
SunCoke Energy, Inc.	653	3,977
Sylvamo Corp.(b)	278	8,418
Tredegar Corp.	212	2,332
TriMas Corp.	338	11,194
Trinseo PLC(c)	244	11,524
Tronox Holdings PLC, Class A	907	19,945
United States Lime & Minerals, Inc.	18	2,145
United States Steel Corp.	2,126	48,069
Valvoline, Inc.	1,422	48,447
Warrior Met Coal, Inc.	405	8,703
Westlake Chemical Corp.	303	28,155
Worthington Industries, Inc.	264	12,667
		1,925,013
Real Estate-9.03%
Acadia Realty Trust	696	14,052
Agree Realty Corp.	542	36,618
Alexander & Baldwin, Inc.	571	12,579
Alexander’s, Inc.	18	4,601
American Assets Trust, Inc.	404	13,898
American Campus Communities, Inc.	1,095	56,655
American Finance Trust, Inc.	927	7,360
American Homes 4 Rent, Class A	2,282	91,485
Americold Realty Trust	2,054	67,043
Apartment Income REIT Corp.	1,235	62,689
Apartment Investment & Management Co., Class A(b)	1,178	8,729
Apple Hospitality REIT, Inc.	1,707	25,639
Armada Hoffler Properties, Inc.	480	6,696
Brandywine Realty Trust	1,345	17,283
Brixmor Property Group, Inc.	2,337	53,143
Broadstone Net Lease, Inc.	1,250	31,250
CareTrust REIT, Inc.	764	15,440
CatchMark Timber Trust, Inc., Class A	385	2,961
Centerspace	111	11,343
Chatham Lodging Trust(b)	384	4,573
City Office REIT, Inc.	343	5,721
Columbia Property Trust, Inc.	904	17,357
Community Healthcare Trust, Inc.	185	7,961
CorePoint Lodging, Inc.(b)	322	4,968
CoreSite Realty Corp.	348	59,525
Corporate Office Properties Trust	884	22,683
Cousins Properties, Inc.	1,170	44,179
CubeSmart	1,588	85,625
Cushman & Wakefield PLC(b)(c)	1,054	18,635
CyrusOne, Inc.	976	86,884
DiamondRock Hospitality Co.(b)	1,657	14,432
DigitalBridge Group, Inc.(b)	3,875	30,845
Diversified Healthcare Trust	1,876	5,234
Doma Holdings, Inc.(b)	889	5,610
Douglas Emmett, Inc.	1,381	45,255
Easterly Government Properties, Inc.	710	14,889
EastGroup Properties, Inc.	318	64,777

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Empire State Realty Trust, Inc., Class A(c)	1,153	$10,481
EPR Properties	589	27,165
Equity Commonwealth(b)	960	24,432
Essential Properties Realty Trust, Inc.	931	25,165
eXp World Holdings, Inc.(c)	518	19,016
Federal Realty Investment Trust	551	67,591
First Industrial Realty Trust, Inc.	1,016	61,377
Five Point Holdings LLC, Class A(b)	460	2,479
Forestar Group, Inc.(b)	136	2,696
Four Corners Property Trust, Inc.	600	16,212
Franklin Street Properties Corp.	803	4,625
FRP Holdings, Inc.(b)	48	2,815
Gaming and Leisure Properties, Inc.	1,751	79,005
GEO Group, Inc. (The)(c)	964	8,098
Getty Realty Corp.	299	9,128
Gladstone Commercial Corp.	289	6,422
Gladstone Land Corp.	234	6,685
Global Medical REIT, Inc.	480	7,843
Global Net Lease, Inc.	789	11,204
Healthcare Realty Trust, Inc.	1,145	35,861
Healthcare Trust of America, Inc., Class A	1,722	58,479
Highwoods Properties, Inc.	820	35,424
Howard Hughes Corp. (The)(b)	325	26,647
Hudson Pacific Properties, Inc.	1,200	29,208
Independence Realty Trust, Inc.	827	20,262
Industrial Logistics Properties Trust	514	11,390
Innovative Industrial Properties, Inc.(c)	188	48,284
iStar, Inc.	564	13,728
JBG SMITH Properties	934	25,956
Jones Lang LaSalle, Inc.(b)	399	93,729
Kennedy-Wilson Holdings, Inc.(c)	997	21,625
Kilroy Realty Corp.	825	53,237
Kimco Realty Corp.	4,581	102,706
Kite Realty Group Trust	1,718	34,566
Lamar Advertising Co., Class A	683	74,625
Lexington Realty Trust	2,185	32,884
Life Storage, Inc.	616	81,398
LTC Properties, Inc.	310	9,846
Macerich Co. (The)(c)	1,676	31,609
Mack-Cali Realty Corp.(b)	572	9,558
Marcus & Millichap, Inc.(b)	187	8,013
MGM Growth Properties LLC, Class A	1,233	45,140
Monmouth Real Estate Investment Corp.	735	15,266
National Health Investors, Inc.	343	17,918
National Retail Properties, Inc.	1,382	60,946
National Storage Affiliates Trust	663	40,695
NETSTREIT Corp.	311	6,637
Newmark Group, Inc., Class A	1,372	22,034
NexPoint Residential Trust, Inc.	178	13,275
Office Properties Income Trust	380	9,017
Omega Healthcare Investors, Inc.	1,880	52,527
One Liberty Properties, Inc.	131	4,261
Opendoor Technologies, Inc.(b)(c)	952	15,080
Orion Office REIT, Inc.(b)	434	7,712
Outfront Media, Inc.	1,146	28,639
Paramount Group, Inc.	1,378	10,969
Park Hotels & Resorts, Inc.(b)	1,861	30,967
Pebblebrook Hotel Trust(c)	1,034	21,662
Phillips Edison & Co., Inc.	154	4,831
Physicians Realty Trust	1,711	30,507
Piedmont Office Realty Trust, Inc., Class A	977	16,980
Plymouth Industrial REIT, Inc.	238	7,081
	Shares	Value
Real Estate-(continued)
PotlatchDeltic Corp.	528	$28,586
PS Business Parks, Inc.	163	28,558
Rayonier, Inc.	1,112	42,000
RE/MAX Holdings, Inc., Class A	149	4,096
Realogy Holdings Corp.(b)	917	13,929
Redfin Corp.(b)(c)	743	30,233
Retail Opportunity Investments Corp.	955	16,770
Rexford Industrial Realty, Inc.	1,084	75,967
RLJ Lodging Trust	1,311	16,505
RMR Group, Inc. (The), Class A	121	3,953
RPT Realty	639	8,128
Ryman Hospitality Properties, Inc.(b)	412	31,889
Sabra Health Care REIT, Inc.	1,738	22,472
Safehold, Inc.	126	9,014
Saul Centers, Inc.	111	5,465
Seritage Growth Properties, Class A, (Acquired 05/06/2020 - 11/30/2021; Cost $4,747)(b)(c)(d)	309	4,447
Service Properties Trust	1,297	11,037
SITE Centers Corp.	1,328	20,000
SL Green Realty Corp.	528	36,659
Spirit Realty Capital, Inc.	937	41,753
St. Joe Co. (The)	255	12,243
STAG Industrial, Inc.	1,275	55,564
STORE Capital Corp.	1,924	63,377
Summit Hotel Properties, Inc.(b)	838	7,500
Sunstone Hotel Investors, Inc.(b)	1,724	18,740
Tanger Factory Outlet Centers, Inc.(c)	818	16,205
Tejon Ranch Co.(b)	166	3,038
Terreno Realty Corp.	555	42,263
UMH Properties, Inc.	373	8,609
Uniti Group, Inc.	1,837	24,377
Universal Health Realty Income Trust	108	6,012
Urban Edge Properties	922	15,886
Urstadt Biddle Properties, Inc., Class A	237	4,475
Washington REIT	666	16,783
Xenia Hotels & Resorts, Inc.(b)	899	14,087
		3,552,855
Utilities-2.20%
ALLETE, Inc.	411	24,097
American States Water Co.	291	27,406
Avista Corp.	548	21,103
Black Hills Corp.	500	32,060
California Water Service Group	406	25,582
Chesapeake Utilities Corp.	138	17,576
Clearway Energy, Inc., Class A	259	8,943
Clearway Energy, Inc., Class C	610	22,765
Hawaiian Electric Industries, Inc.	860	32,671
IDACORP, Inc.	397	41,534
MDU Resources Group, Inc.	1,593	43,377
MGE Energy, Inc.	285	20,688
Middlesex Water Co.	138	14,220
National Fuel Gas Co.	682	39,426
New Jersey Resources Corp.	759	27,916
NextEra Energy Partners L.P.	603	51,285
Northwest Natural Holding Co.	241	10,392
NorthWestern Corp.	406	22,452
OGE Energy Corp.	1,575	54,054
ONE Gas, Inc.	421	27,298
Ormat Technologies, Inc.(c)	352	26,576
Otter Tail Corp.	327	21,383
Pinnacle West Capital Corp.	887	57,699
PNM Resources, Inc.	642	31,612

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Portland General Electric Co.	703	$34,215
SJW Group	223	15,019
South Jersey Industries, Inc.	885	20,798
Southwest Gas Holdings, Inc.	465	30,602
Spire, Inc.	407	24,359
Star Group L.P.	280	2,758
Sunnova Energy International, Inc.(b)	661	24,437
Unitil Corp.	125	5,180
York Water Co. (The)	103	4,827
		864,310
Total Common Stocks & Other Equity Interests (Cost $39,425,617)		39,375,757
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(h) (Cost $25,832)	25,832	25,832
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $39,451,449)		39,401,589
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.72%
Invesco Private Government Fund, 0.02%(f)(h)(i)	1,146,290	$1,146,290
Invesco Private Prime Fund, 0.11%(f)(h)(i)	2,677,950	2,678,753
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,825,273)		3,825,043
TOTAL INVESTMENTS IN SECURITIES-109.83% (Cost $43,276,722)		43,226,632
OTHER ASSETS LESS LIABILITIES-(9.83)%		(3,868,869)
NET ASSETS-100.00%		$39,357,763

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The aggregate value of these securities at November 30, 2021 was $30,553, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$7,142	$1,214	$(1,244)	$(322)	$47	$6,837	$206
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	211,848	(186,016)	-	-	25,832	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,052,576	1,274,521	(1,180,807)	-	-	1,146,290	59*
Invesco Private Prime Fund	2,456,004	2,733,794	(2,510,720)	(230)	(95)	2,678,753	723*
Total	$3,515,722	$4,221,377	$(3,878,787)	$(552)	$(48)	$3,857,712	$989

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
November 30, 2021
(Unaudited)
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-43.18%
U.S. Treasury Bonds-11.50%
6.25%, 08/15/2023	$20,000	$21,989
7.63%, 02/15/2025	15,000	18,231
6.50%, 11/15/2026	20,000	25,178
6.63%, 02/15/2027	20,000	25,523
6.13%, 11/15/2027	15,000	19,228
5.25%, 11/15/2028	15,000	18,929
5.25%, 02/15/2029	10,000	12,692
6.13%, 08/15/2029	5,000	6,759
6.25%, 05/15/2030	10,000	13,918
5.38%, 02/15/2031	15,000	20,222
4.50%, 02/15/2036(b)	15,000	20,954
4.75%, 02/15/2037	15,000	21,634
5.00%, 05/15/2037	15,000	22,185
4.50%, 05/15/2038	25,000	35,527
3.50%, 02/15/2039	40,000	50,947
4.25%, 05/15/2039	50,000	69,555
4.38%, 11/15/2039	30,000	42,409
4.63%, 02/15/2040	25,000	36,404
1.13% - 4.38%, 05/15/2040	70,000	75,430
1.13% - 3.88%, 08/15/2040	125,000	133,218
1.38%, 11/15/2040	45,000	41,527
1.88% - 4.75%, 02/15/2041	150,000	186,999
2.25%, 05/15/2041	60,000	63,919
1.75% - 3.75%, 08/15/2041	100,000	115,271
2.00% - 3.13%, 11/15/2041	45,000	50,977
3.13%, 02/15/2042	35,000	42,731
2.75%, 08/15/2042	60,000	69,326
2.75%, 11/15/2042	20,000	23,125
2.88%, 05/15/2043	75,000	88,479
3.63%, 08/15/2043	50,000	65,877
3.75%, 11/15/2043	50,000	67,148
3.63%, 02/15/2044	50,000	66,125
3.38%, 05/15/2044	30,000	38,384
3.13%, 08/15/2044	50,000	61,756
2.50%, 02/15/2045	50,000	56,092
2.88%, 08/15/2045	100,000	119,852
2.50%, 02/15/2046	20,000	22,580
2.50%, 05/15/2046	35,000	39,560
2.25%, 08/15/2046	20,000	21,634
2.88%, 11/15/2046	30,000	36,340
3.00%, 02/15/2047	40,000	49,578
3.00%, 05/15/2047	37,000	45,994
2.75%, 08/15/2047	40,000	47,703
3.13%, 05/15/2048	50,000	64,068
3.00%, 08/15/2048	50,000	62,742
3.38%, 11/15/2048	30,000	40,268
3.00%, 02/15/2049	40,000	50,494
2.88%, 05/15/2049	25,000	30,940
2.25%, 08/15/2049	55,000	60,539
2.38%, 11/15/2049	40,000	45,225
2.00%, 02/15/2050	25,000	26,153
1.25%, 05/15/2050	60,000	52,554
1.38%, 08/15/2050	70,000	63,271
1.63%, 11/15/2050	85,000	81,613
1.88%, 02/15/2051	100,000	101,801
2.38%, 05/15/2051	60,000	68,138
2.00%, 08/15/2051	105,000	110,102
		2,969,817
U.S. Treasury Notes-31.68%
0.13% - 2.00%, 11/30/2022	70,000	70,857
	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.13%, 12/31/2022	$100,000	$102,012
1.50%, 01/15/2023	50,000	50,691
0.13%, 01/31/2023	50,000	49,910
1.38%, 02/15/2023	50,000	50,668
0.13% - 2.63%, 02/28/2023	240,000	242,592
0.50%, 03/15/2023	50,000	50,127
0.13%, 03/31/2023	50,000	49,863
0.25%, 04/15/2023	50,000	49,945
0.13%, 04/30/2023	20,000	19,935
0.13% - 1.75%, 05/15/2023	210,000	210,480
0.13% - 2.75%, 05/31/2023	150,000	153,362
0.25%, 06/15/2023	50,000	49,898
0.13%, 06/30/2023	25,000	24,897
0.13%, 07/15/2023	50,000	49,775
0.13% - 2.50%, 08/15/2023	170,000	172,337
0.13%, 08/31/2023	70,000	69,614
0.13%, 09/15/2023	50,000	49,707
0.25%, 09/30/2023(b)	35,000	34,867
2.88%, 09/30/2023	120,000	125,250
0.13%, 10/15/2023	40,000	39,736
0.38% - 2.88%, 10/31/2023	70,000	70,800
0.25% - 2.75%, 11/15/2023	185,000	188,926
0.50%, 11/30/2023	50,000	49,977
0.13%, 12/15/2023	75,000	74,358
2.63%, 12/31/2023	40,000	41,708
0.13%, 01/15/2024	50,000	49,520
2.25%, 01/31/2024	20,000	20,717
0.13% - 2.75%, 02/15/2024	120,000	121,645
2.38%, 02/29/2024	50,000	51,963
0.25%, 03/15/2024	40,000	39,658
2.13%, 03/31/2024	50,000	51,717
0.38%, 04/15/2024	30,000	29,800
0.25% - 2.50%, 05/15/2024	130,000	133,032
2.00%, 05/31/2024	50,000	51,621
0.25%, 06/15/2024	15,000	14,828
1.75% - 2.00%, 06/30/2024	65,000	66,889
0.38%, 07/15/2024	45,000	44,596
1.75%, 07/31/2024	50,000	51,365
0.38% - 2.38%, 08/15/2024	150,000	153,870
1.25%, 08/31/2024	110,000	111,478
0.38%, 09/15/2024	25,000	24,734
1.50%, 09/30/2024	50,000	51,008
0.63%, 10/15/2024	20,000	19,912
1.50%, 10/31/2024	40,000	40,803
0.75% - 2.25%, 11/15/2024	160,000	161,918
1.50%, 11/30/2024	65,000	66,308
1.75% - 2.25%, 12/31/2024	100,000	103,522
1.38%, 01/31/2025	50,000	50,797
2.00%, 02/15/2025	85,000	87,995
1.13%, 02/28/2025	15,000	15,112
0.50%, 03/31/2025	45,000	44,404
2.88%, 04/30/2025	75,000	79,922
2.13%, 05/15/2025	100,000	104,051
0.25%, 06/30/2025	20,000	19,499
0.25% - 2.88%, 07/31/2025	50,000	49,629
2.00%, 08/15/2025	100,000	103,680
0.25%, 08/31/2025	30,000	29,164
0.25%, 09/30/2025	50,000	48,586
0.25%, 10/31/2025	75,000	72,759
2.25%, 11/15/2025	40,000	41,891
0.38% - 2.88%, 11/30/2025	85,000	88,690
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.38%, 12/31/2025	$40,000	$38,908
0.38%, 01/31/2026	45,000	43,715
1.63%, 02/15/2026	100,000	102,281
0.50%, 02/28/2026	115,000	112,224
0.75%, 03/31/2026	65,000	64,068
0.75%, 04/30/2026	115,000	113,266
1.63%, 05/15/2026	50,000	51,135
0.75% - 2.13%, 05/31/2026	100,000	101,481
0.88% - 1.88%, 06/30/2026	85,000	85,669
0.63%, 07/31/2026	100,000	97,730
1.50%, 08/15/2026	100,000	101,742
0.75%, 08/31/2026	50,000	49,129
0.88% - 1.63%, 09/30/2026	95,000	95,817
1.13%, 10/31/2026	50,000	49,961
2.00%, 11/15/2026	60,000	62,522
1.25%, 11/30/2026	130,000	130,665
1.50%, 01/31/2027	40,000	40,714
2.25%, 02/15/2027	50,000	52,715
1.13%, 02/28/2027	25,000	24,952
0.50%, 04/30/2027	25,000	24,102
2.38%, 05/15/2027	60,000	63,745
0.50%, 06/30/2027	50,000	48,094
0.38%, 07/31/2027	45,000	42,956
2.25%, 08/15/2027	50,000	52,789
0.50%, 08/31/2027	35,000	33,573
0.38%, 09/30/2027	50,000	47,572
0.50%, 10/31/2027	50,000	47,838
2.25%, 11/15/2027	50,000	52,859
0.63%, 11/30/2027	20,000	19,259
0.63%, 12/31/2027	40,000	38,473
0.75%, 01/31/2028	65,000	62,923
2.75%, 02/15/2028	70,000	76,144
1.13%, 02/29/2028	35,000	34,675
1.25%, 03/31/2028	25,000	24,919
1.25%, 04/30/2028	40,000	39,848
2.88%, 05/15/2028	50,000	54,852
1.25%, 05/31/2028	60,000	59,747
1.25%, 06/30/2028	65,000	64,660
1.00%, 07/31/2028	60,000	58,689
2.88%, 08/15/2028	50,000	54,973
1.13%, 08/31/2028	50,000	49,271
1.25%, 09/30/2028	50,000	49,660
3.13%, 11/15/2028	100,000	111,844
1.50%, 11/30/2028	65,000	65,599
2.63%, 02/15/2029	70,000	76,084
2.38%, 05/15/2029	40,000	42,853
1.63%, 08/15/2029	100,000	102,000
1.75%, 11/15/2029	100,000	102,984
1.50%, 02/15/2030	60,000	60,588
0.63%, 05/15/2030	105,000	98,610
0.63%, 08/15/2030	125,000	117,100
0.88%, 11/15/2030	70,000	66,948
1.13%, 02/15/2031	130,000	126,943
1.63%, 05/15/2031	110,000	112,157
1.25%, 08/15/2031	90,000	88,573
1.38%, 11/15/2031	50,000	49,703
		8,181,676
Total U.S. Treasury Securities (Cost $10,952,718)		11,151,493
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-28.75%
Aerospace & Defense-0.46%
Boeing Co. (The), 4.88%, 05/01/2025	$50,000	$54,853
Raytheon Technologies Corp., 4.80%, 12/15/2043	50,000	64,403
		119,256
Air Freight & Logistics-0.22%
United Parcel Service, Inc., 3.63%, 10/01/2042	50,000	57,881
Airlines-0.15%
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	30,060	31,433
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/2025	6,530	6,868
		38,301
Asset Management & Custody Banks-0.42%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	25,000	28,883
Bank of New York Mellon Corp. (The), 3.40%, 01/29/2028	50,000	54,574
BlackRock, Inc., 2.40%, 04/30/2030	25,000	25,817
		109,274
Automobile Manufacturers-0.86%
General Motors Co.
4.88%, 10/02/2023	50,000	53,211
6.13%, 10/01/2025	50,000	57,740
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	100,000	111,005
		221,956
Biotechnology-0.74%
AbbVie, Inc., 3.60%, 05/14/2025	50,000	53,306
Amgen, Inc., 4.66%, 06/15/2051	50,000	64,270
European Investment Bank (Supranational), 1.25%, 02/14/2031	50,000	49,150
Gilead Sciences, Inc., 1.20%, 10/01/2027	25,000	24,056
		190,782
Brewers-0.21%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	50,000	53,925
Cable & Satellite-0.62%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	50,000	55,213
Comcast Corp.
4.15%, 10/15/2028	50,000	56,689
2.94%, 11/01/2056(c)	50,000	48,730
		160,632
Computer & Electronics Retail-0.21%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	50,000	53,316
Construction Machinery & Heavy Trucks-0.45%
Caterpillar Financial Services Corp., 0.90%, 03/02/2026	50,000	48,994
Caterpillar, Inc., 5.30%, 09/15/2035	50,000	66,383
		115,377
Consumer Finance-0.21%
Capital One Financial Corp., 4.20%, 10/29/2025	50,000	54,487
Data Processing & Outsourced Services-0.17%
Visa, Inc., 2.00%, 08/15/2050	50,000	44,396

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Diversified Banks-4.38%
Asian Development Bank (Supranational), 0.63%, 04/29/2025	$100,000	$98,904
Bank of America Corp.
3.88%, 08/01/2025	25,000	27,205
1.90%, 07/23/2031(d)	50,000	47,845
1.92%, 10/24/2031(d)	50,000	47,762
Bank of Montreal (Canada), 4.34%, 10/05/2028(d)	50,000	52,821
Bank of Nova Scotia (The) (Canada), 0.70%, 04/15/2024	50,000	49,546
Citigroup, Inc., 8.13%, 07/15/2039	50,000	85,650
Inter-American Development Bank (Supranational), 0.25%, 11/15/2023	50,000	49,690
JPMorgan Chase & Co.
2.18%, 06/01/2028(d)	50,000	50,174
6.40%, 05/15/2038	50,000	72,821
3.96%, 11/15/2048(d)	50,000	59,492
Kreditanstalt fuer Wiederaufbau (Germany), 0.75%, 09/30/2030	50,000	47,186
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	50,000	52,456
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.54%, 01/17/2028(b)	50,000	54,511
Toronto-Dominion Bank (The) (Canada)
0.45%, 09/11/2023	25,000	24,903
3.63%, 09/15/2031(d)	50,000	54,039
U.S. Bancorp, 3.38%, 02/05/2024	50,000	52,563
Wells Fargo & Co.
3.07%, 01/24/2023	100,000	100,350
3.00%, 04/22/2026	50,000	52,515
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030(b)(d)	50,000	51,221
		1,131,654
Diversified Capital Markets-0.10%
Deutsche Bank AG (Germany), 4.10%, 01/13/2026(b)	25,000	27,054
Diversified Chemicals-0.21%
Dow Chemical Co. (The), 3.63%, 05/15/2026	50,000	54,022
Diversified Metals & Mining-0.21%
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(c)	50,000	53,911
Electric Utilities-1.96%
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	42,000	46,569
Commonwealth Edison Co., 2.20%, 03/01/2030(b)	25,000	25,266
Duke Energy Corp., 3.75%, 09/01/2046	50,000	54,107
Entergy Corp., 2.80%, 06/15/2030	25,000	25,365
Georgia Power Co., 4.30%, 03/15/2043	50,000	57,438
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	50,000	52,104
Pacific Gas and Electric Co., 4.95%, 07/01/2050	50,000	56,250
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/2031	50,000	48,775
Southern California Edison Co., 2.25%, 06/01/2030	50,000	49,526
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	$25,000	$34,305
Xcel Energy, Inc., 4.00%, 06/15/2028	50,000	55,757
		505,462
Environmental & Facilities Services-0.12%
Waste Management, Inc., 4.15%, 07/15/2049	25,000	31,785
Gas Utilities-0.12%
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	25,000	31,908
General Merchandise Stores-0.21%
Target Corp., 3.50%, 07/01/2024	50,000	53,152
Health Care Equipment-0.27%
Abbott Laboratories, 4.90%, 11/30/2046	50,000	69,677
Health Care Facilities-0.21%
HCA, Inc., 5.00%, 03/15/2024	50,000	53,998
Health Care Services-0.32%
Cigna Corp., 3.20%, 03/15/2040	25,000	25,818
CVS Health Corp.
4.78%, 03/25/2038	25,000	30,584
5.05%, 03/25/2048	20,000	26,509
		82,911
Home Improvement Retail-0.14%
Home Depot, Inc. (The), 5.88%, 12/16/2036	25,000	35,496
Household Products-0.21%
Kimberly-Clark Corp., 2.88%, 02/07/2050(b)	25,000	26,216
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	27,234
		53,450
Hypermarkets & Super Centers-0.19%
Walmart, Inc., 1.50%, 09/22/2028(b)	50,000	49,637
Industrial Conglomerates-0.38%
3M Co., 3.70%, 04/15/2050(b)	25,000	29,496
General Electric Co., 6.75%, 03/15/2032	50,000	69,256
		98,752
Industrial Machinery-0.06%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	15,000	15,736
Insurance Brokers-0.34%
Aon PLC, 4.45%, 05/24/2043	50,000	60,847
Brown & Brown, Inc., 4.20%, 09/15/2024	25,000	26,809
		87,656
Integrated Oil & Gas-1.05%
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	100,000	105,506
Exxon Mobil Corp.
2.73%, 03/01/2023	50,000	51,191
4.33%, 03/19/2050	50,000	62,921
Shell International Finance B.V. (Netherlands), 2.75%, 04/06/2030(b)	50,000	52,333
		271,951
Integrated Telecommunication Services-0.78%
AT&T, Inc.
3.40%, 05/15/2025	50,000	53,106
1.65%, 02/01/2028	25,000	24,326

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
Verizon Communications, Inc.
5.01%, 04/15/2049	$50,000	$68,141
3.70%, 03/22/2061	50,000	55,403
		200,976
Interactive Media & Services-0.20%
Alphabet, Inc., 3.38%, 02/25/2024	50,000	52,818
Internet & Direct Marketing Retail-0.19%
Amazon.com, Inc., 2.10%, 05/12/2031	50,000	50,309
Investment Banking & Brokerage-1.06%
Charles Schwab Corp. (The), 3.75%, 04/01/2024	50,000	53,140
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	125,000	136,099
Morgan Stanley
4.30%, 01/27/2045	25,000	31,006
Series F, 3.88%, 04/29/2024	50,000	53,150
		273,395
IT Consulting & Other Services-0.38%
International Business Machines Corp., 1.70%, 05/15/2027	100,000	99,325
Life & Health Insurance-0.68%
Athene Holding Ltd., 6.15%, 04/03/2030	50,000	62,035
MetLife, Inc., 6.40%, 12/15/2036	50,000	62,149
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	50,000	51,894
		176,078
Managed Health Care-0.37%
Anthem, Inc., 6.38%, 06/15/2037	50,000	71,179
UnitedHealth Group, Inc., 2.00%, 05/15/2030(b)	25,000	24,854
		96,033
Movies & Entertainment-0.20%
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	37,263
Walt Disney Co. (The), 4.75%, 09/15/2044	10,000	13,052
		50,315
Multi-line Insurance-0.11%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	25,000	28,974
Multi-Sector Holdings-0.20%
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	50,000	51,227
Office REITs-0.41%
Boston Properties L.P., 3.80%, 02/01/2024	100,000	104,964
Oil & Gas Exploration & Production-0.49%
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	50,000	53,673
ConocoPhillips, 4.95%, 03/15/2026	65,000	73,532
		127,205
Oil & Gas Storage & Transportation-0.78%
Enable Midstream Partners L.P., 3.90%, 05/15/2024	20,000	21,016
Energy Transfer L.P., 6.13%, 12/15/2045	50,000	62,965
Enterprise Products Operating LLC, 4.45%, 02/15/2043	50,000	57,562
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	58,841
		200,384
	Principal Amount	Value
Packaged Foods & Meats-0.47%
Hershey Co. (The), 3.13%, 11/15/2049	$50,000	$54,511
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	67,546
		122,057
Paper Products-0.20%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	50,000	50,721
Pharmaceuticals-0.73%
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	50,000	49,853
Johnson & Johnson, 4.50%, 12/05/2043	50,000	64,995
Pfizer, Inc., 3.40%, 05/15/2024	25,000	26,493
Royalty Pharma PLC, 2.15%, 09/02/2031	50,000	47,635
		188,976
Railroads-0.20%
CSX Corp., 2.40%, 02/15/2030(b)	50,000	51,214
Regional Banks-0.40%
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	50,000	53,972
Truist Financial Corp., 1.13%, 08/03/2027	50,000	48,080
		102,052
Restaurants-0.24%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	61,091
Semiconductors-0.57%
Broadcom, Inc., 3.19%, 11/15/2036(c)	50,000	49,441
Intel Corp.
2.45%, 11/15/2029	50,000	51,470
3.73%, 12/08/2047	15,000	17,311
QUALCOMM, Inc., 3.25%, 05/20/2050(b)	25,000	27,939
		146,161
Soft Drinks-0.41%
Coca-Cola Co. (The), 3.38%, 03/25/2027	50,000	54,276
PepsiCo, Inc., 2.63%, 07/29/2029	50,000	52,770
		107,046
Sovereign Debt-2.65%
Asian Infrastructure Investment Bank (The) (Supranational), 0.50%, 01/27/2026	50,000	48,750
Canada Government International Bond (Canada), 1.63%, 01/22/2025	60,000	61,349
Hungary Government International Bond (Hungary), 5.38%, 02/21/2023	100,000	105,553
International Bank for Reconstruction & Development (Supranational), 0.63%, 04/22/2025	50,000	49,432
Mexico Government International Bond (Mexico)
5.55%, 01/21/2045(b)	60,000	71,158
5.75%, 10/12/2110	70,000	79,601
Peruvian Government International Bond (Peru), 4.13%, 08/25/2027	50,000	54,859
Philippine Government International Bond (Philippines), 9.50%, 02/02/2030	25,000	38,612
Province of Ontario (Canada), 1.75%, 01/24/2023	50,000	50,780
Province of Quebec (Canada), 0.60%, 07/23/2025(b)	50,000	49,090
Uruguay Government International Bond (Uruguay), 7.63%, 03/21/2036	50,000	75,126
		684,310

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2021
(Unaudited)
	Principal Amount	Value
Specialized REITs-0.26%
American Tower Corp., 3.10%, 06/15/2050	$50,000	$48,683
Equinix, Inc., 1.55%, 03/15/2028	20,000	19,299
		67,982
Specialty Chemicals-0.20%
International Flavors & Fragrances, Inc., 3.27%, 11/15/2040(c)	50,000	51,660
Steel-0.10%
Steel Dynamics, Inc., 3.25%, 10/15/2050	25,000	25,560
Systems Software-0.32%
Microsoft Corp., 3.70%, 08/08/2046	25,000	30,641
Oracle Corp., 3.60%, 04/01/2040	50,000	52,082
		82,723
Technology Hardware, Storage & Peripherals-0.19%
Apple, Inc., 1.65%, 02/08/2031(b)	50,000	48,590
Tobacco-0.13%
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	34,406
Trading Companies & Distributors-0.20%
Air Lease Corp., 3.13%, 12/01/2030	50,000	50,869
Water Utilities-0.11%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	27,388
Wireless Telecommunication Services-0.32%
T-Mobile USA, Inc., 3.88%, 04/15/2030	75,000	81,627
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,300,282)		7,424,231
U.S. Government Sponsored Agency Mortgage-Backed Securities-23.86%
Federal Farm Credit Bank (FFCB)-0.19%
Federal Farm Credit Banks Funding Corp., 0.88%, 11/18/2024	50,000	50,017
Federal Home Loan Bank (FHLB)-0.40%
2.13%, 06/09/2023	100,000	102,600
Federal Home Loan Mortgage Corp. (FHLMC)-8.28%
0.38%, 09/23/2025(b)	50,000	48,725
2.50%, 09/01/2028 to 11/01/2051	531,642	547,560
3.00%, 11/01/2028 to 09/01/2049	120,321	126,284
2.00%, 05/01/2036 to 12/01/2051	925,611	933,185
1.50%, 10/01/2036 to 04/01/2051	191,942	187,692
3.50%, 02/01/2043 to 10/01/2047	107,788	115,422
4.00%, 08/01/2047 to 09/01/2049	76,387	81,900
4.50%, 03/01/2049 to 06/01/2050	58,271	63,015
Series 1, 0.00%, 11/15/2038(e)	50,000	35,060
		2,138,843
Federal National Mortgage Association (FNMA)-9.82%
2.63%, 09/06/2024	100,000	105,168
0.75%, 10/08/2027	60,000	58,026
3.50%, 12/01/2028 to 07/01/2048	284,609	303,468
2.50%, 02/01/2032 to 11/01/2051	636,759	656,934
2.00%, 09/01/2035 to 12/01/2051	623,195	626,623
1.50%, 02/01/2036 to 02/01/2051	93,638	92,440
3.00%, 08/01/2040 to 10/01/2050	379,612	396,984
4.00%, 09/01/2047 to 09/01/2050	130,206	139,224
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
5.00%, 05/01/2048 to 07/01/2049	$81,944	$90,965
4.50%, 04/01/2049	61,101	66,642
		2,536,474
Government National Mortgage Association (GNMA)-5.17%
3.50%, 04/20/2033 to 03/20/2050	197,417	208,948
4.00%, 11/15/2046 to 05/20/2050	147,141	157,773
3.00%, 11/20/2046 to 07/20/2051	304,854	317,243
5.00%, 05/20/2048	16,237	17,572
2.50%, 06/20/2049 to 08/20/2051	259,578	267,448
4.50%, 07/20/2049	23,795	25,309
2.00%, 09/20/2050 to 11/20/2051	336,732	341,445
		1,335,738
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,158,333)		6,163,672

Asset-Backed Securities-2.61%
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	50,000	51,683
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	105,451
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(c)	100,000	105,355
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/2025	50,000	49,953
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	103,730
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	209,274
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(f)	50,000	49,899
Total Asset-Backed Securities (Cost $670,839)		675,345

Municipal Obligations-0.66%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039 (Cost $146,788)	100,000	170,205
	Shares
Money Market Funds-3.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $909,253)	909,253	909,253
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.58% (Cost $26,138,213)		26,494,199
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.55%
Invesco Private Government Fund, 0.02%(g)(h)(i)	197,386	197,386

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(g)(h)(i)	460,428	$460,566
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $657,973)		657,952
TOTAL INVESTMENTS IN SECURITIES-105.13% (Cost $26,796,186)		27,152,151
OTHER ASSETS LESS LIABILITIES-(5.13)%		(1,324,491)
NET ASSETS-100.00%		$25,827,660
Investment Abbreviations:
GO	-General Obligation
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $417,675, which represented 1.62% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,374	$1,256,578	$(863,699)	$-	$-	$909,253	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	245,544	714,473	(762,631)	-	-	197,386	10*
Invesco Private Prime Fund	572,937	1,178,102	(1,290,432)	(21)	(20)	460,566	121*
Total	$1,334,855	$3,149,153	$(2,916,762)	$(21)	$(20)	$1,567,205	$139

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,521,681,992	$-	$-	$2,521,681,992
Money Market Funds	138,619	46,152,977	-	46,291,596
Total Investments	$2,521,820,611	$46,152,977	$-	$2,567,973,588
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,375,715	$-	$42	$39,375,757
Money Market Funds	25,832	3,825,043	-	3,850,875
Total Investments	$39,401,547	$3,825,043	$42	$43,226,632
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$11,151,493	$-	$11,151,493
U.S. Dollar Denominated Bonds & Notes	-	7,424,231	-	7,424,231
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	6,163,672	-	6,163,672
Asset-Backed Securities	-	675,345	-	675,345
Municipal Obligations	-	170,205	-	170,205
Money Market Funds	909,253	657,952	-	1,567,205
Total Investments	$909,253	$26,242,898	$-	$27,152,151